UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2010 - November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

www.guggenheimfunds.com

... your road to the LATEST,

most up-to-date INFORMATION about the

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, Inc. is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | Semiannual Report | November 30, 2010

Dear Shareholder |

Guggenheim Funds Investment Advisors, LLC (the “Adviser”) (formerly known as Claymore Advisors, LLC) is pleased to present the semiannual shareholder report for 10 of our exchange-traded funds (“ETFs” or “Funds”), including seven new funds introduced during 2010. Guggenheim Funds Services Group, Inc. (formerly known as Claymore Group Inc.) and its subsidiaries, including the Adviser, are indirect, wholly-owned subsidiaries of Guggenheim Partners, LLC, a global diversified financial services firm.

On September 24, 2010, Claymore Securities, Inc., Claymore Advisors, LLC, and Claymore Group Inc. changed their names to Guggenheim Funds Distributors, Inc., Guggenheim Funds Investment Advisors, LLC, and Guggenheim Funds Services Group, Inc., respectively. The change marks the next phase of business integration following the acquisition of the Claymore entities by Guggenheim Partners announced on October 15, 2009.

This report covers performance of 10 funds for the semiannual period ended November 30, 2010. The table below, which includes all 10 funds, features the new names of eight of the Funds that became effective September 24, 2010, to reflect the Adviser’s name change. While the names of these funds changed, it should be noted that the investment objectives and ticker symbols remain unchanged. The names of Claymore U.S. Capital Markets Bond ETF (UBD) and Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (ULQ) remain unchanged. We anticipate that these two funds will change in early 2011 to actively-managed ETFs, investing in the same categories of securities as those in which they currently invest.

Prior Fund Name	Ticker	New Fund Name

Claymore BulletShares 2011	BSCB	Guggenheim BulletShares 2011
Corporate Bond ETF		Corporate Bond ETF

Claymore BulletShares 2012	BSCC	Guggenheim BulletShares 2012
Corporate Bond ETF		Corporate Bond ETF

Claymore BulletShares 2013	BSCD	Guggenheim BulletShares 2013
Corporate Bond ETF		Corporate Bond ETF

Claymore BulletShares 2014	BSCE	Guggenheim BulletShares 2014
Corporate Bond ETF		Corporate Bond ETF

Claymore BulletShares 2015	BSCF	Guggenheim BulletShares 2015
Corporate Bond ETF		Corporate Bond ETF

Semiannual Report | November 30, 2010 | 3

Dear Shareholder continued

Prior Fund Name	Ticker	New Fund Name

Claymore BulletShares 2016	BSCG	Guggenheim BulletShares 2016
Corporate Bond ETF		Corporate Bond ETF

Claymore BulletShares 2017	BSCH	Guggenheim BulletShares 2017
Corporate Bond ETF		Corporate Bond ETF

Claymore/S&P Global Dividend	LVL	Guggenheim/S&P Global Dividend
Opportunities Index ETF		Opportunities Index ETF

Claymore U.S. Capital Markets	UBD	Claymore U.S. Capital Markets Bond
Bond ETF		ETF

Claymore U.S. Capital Markets	ULQ	Claymore U.S. Capital Markets
Micro-Term Fixed Income ETF		Micro-Term Fixed Income ETF

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund’s fees and expenses, of its respective underlying index as named in its prospectus.

Guggenheim Funds Distributors, Inc. is committed to providing investors with innovative investment solutions, and we currently offer 38 ETFs with a wide range of domestic and global themes. We have worked with a diverse group of partners to create some of the most distinctive ETFs available. We believe that a strategy-driven, quantitative process provides a disciplined investment approach to help meet long-term investment goals.

To learn more about economic and market conditions over the last year and the performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, begins on page 7.

Sincerely,

Kevin M. Robinson
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

4 | Semiannual Report | November 30, 2010

Economic and Market Overview |

The U.S. economy continued to expand during the six-month period ended November 30, 2010, although it grew more slowly than during past recoveries from deep recessions. Real Gross Domestic Product (overall economic growth, excluding the effect of inflation) expanded at an annual rate of 1.7% in the second calendar quarter of 2010 and 2.5% in the third quarter, according to the Bureau of Economic Analysis.

Recent indicators suggest improvement in economic activity, following a loss of momentum in the spring and summer. Recent employment data indicate that initial unemployment claims have abated and that real job expansion has begun to take place. In the third quarter, consumer spending grew at its fastest rate since the fourth quarter of 2006. The real question for the fourth quarter of 2010 is whether the consumer has indeed deleveraged enough to sustain this level of consumption; early reports indicate a positive holiday shopping season.

The housing market, which has been a key driver of many past recoveries, remains very weak. An excess supply of available homes and restrictive lending requirements may impair improvement in the near future.

The global economy is still struggling with the aftermath of the financial and economic crisis of 2008 and 2009. In most developed economies, economic recoveries remain tepid, well below the rates needed to make up for losses experienced during the downturn. Near the end of the period, there was renewed concern about the impact on the European economy of sovereign debt problems in several nations. Emerging economies on the whole have rebounded more briskly than developed economies.

Sentiment in financial markets has improved considerably over the past few months, as the positive tone of U.S. economic data, along with continued stimulus from both monetary and fiscal policy, has bolstered expectations of economic growth. The six-month period ended November 30, 2010, saw great improvement in the markets for both stocks and bonds. This market strength is most welcome for investors, as it follows a difficult period for financial markets that was characterized by sharp declines in the market prices of most non-government securities.

For the six-month period ended November 30, 2010, the Standard & Poor’s 500 Index, which is generally regarded as an indicator of the broad U.S. stock market, returned 9.50%. Among international markets, emerging markets were generally stronger than developed markets. The return of the Morgan Stanley Capital International (“MSCI”) Emerging Market Index, which measures market performance in global emerging markets, was 17.38%, while the MSCI Europe-Australasia-Far East Index (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 13.73%. The MSCI World Index, which measures the overall performance of world equity markets, returned 11.51% for the period.

In the bond market, lower quality issues performed better than the highest rated securities, reflecting investors’ increased appetite for risk and their search for yield. The return of the Barclays U.S. Corporate High Yield Index for the six-month period ended November 30, 2010, was 9.54%, much higher than the 3.85% return for the same period of the Barclays Capital U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market. The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 3.74% for the six-month period ended November 30, 2010. Reflecting the Federal Reserve’s highly accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years: return of the Barclays Capital U.S. Treasury Bill Index was 0.07% for the same period.

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is generally considered a representation of U.S. stock market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index designed to reflect the movements of stock markets in developed countries of Europe and the Pacific Basin. The index is calculated in U.S. dollars and is constructed to represent about 60% of market capitalization in each country.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets throughout the world.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market value-weighted measure of U.S. Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities.

The Barclays Capital U.S. Corporate High Yield Index is a commonly used benchmark index for high yield corporate bonds. It is a measure of the broad high yield market.

The Barclays U.S. Treasury Composite Index measures performance of U.S. Treasury notes with a variety of maturities

The Barclays Capital U.S. Treasury Bill 1-3 Months Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Semiannual Report | November 30, 2010 | 5

Economic and Market Overview continued

The Barclays Capital U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 3 to 5 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. 5-7 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 5 to 7 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Dow Jones U.S. Select Dividend Index is designed to represent the most widely traded of the highest yielding stocks in the U.S. market. The selection of stocks for inclusion in the Dow Jones U.S. Select Dividend Index is based almost entirely on dividend yield and dividend history.

6 | Semiannual Report | November 30, 2010

Management Discussion of Fund Performance |

UBD | Claymore U.S. Capital Markets Bond ETF

Fund Overview
The Claymore U.S. Capital Markets Bond ETF, NYSE Arca ticker: UBD
(the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a fixed income securities index called CPMKTB – The Capital Markets Bond IndexSM (the “CPMKTB Index” or the “Index”).

The Index is a total return index comprised of long-term U.S. investment grade fixed income securities. The number of securities included in the Index has ranged from approximately 5,100 to 7,800 securities during the previous ten year period; however, the number of securities included in the Index varies from month-to-month and may be higher or lower than the historical range. Securities eligible for inclusion in the Index, as determined by Dorchester Capital Management LLC (“Dorchester” or the “Index Provider”), are long-term fixed income securities (defined as those with redemption dates greater than one year from the start of the month as determined by a yield to worst calculation), including U.S. Treasury securities, U.S. federal agency and other government sponsored entities’ fixed income securities, investment grade U.S. corporate fixed income securities and U.S. agency mortgage pass-through securities such as those issued by Ginnie Mae, Fannie Mae, and Freddie Mac that are backed by pools of mortgages. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies.

The Fund will invest at least 80% of its total assets in fixed income securities that comprise the Index. The Fund also will invest at least 80% of its net assets in U.S. fixed income securities. Guggenheim Funds Investment Advisors, LLC (“Guggenheim Funds”), formerly known as Claymore Advisors, LLC, is the Fund’s adviser (the “Adviser”). Mellon Capital Management Corporation (the “Subadviser”), seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund utilizes a sampling approach in seeking to achieve its objective. Sampling means that the Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

In early 2011, the name of the Fund will change to Guggenheim Enhanced Core Bond ETF and its ticker symbol will change to GIY. At that time, the Fund will cease to operate as an index-based exchange-traded fund (“ETF”), and will begin to operate as an actively-managed ETF. After the Fund becomes an actively-managed ETF, the Guggenheim Enhanced Core Bond ETF’s investment objective will be to seek total return, comprised of income and capital appreciation. As an actively-managed ETF, the Fund will continue to invest in long-term U.S. investment grade fixed income securities in the same categories as those included in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2010.

On a market price basis, the Fund generated a total return of 1.80%, representing a change in market price to $53.96 on November 30, 2010, from $53.45 on May 31, 2010. On an NAV basis, the Fund generated a total return of 3.70%, representing a change in NAV to $53.51 on November 30, 2010, from $52.03 on May 31, 2010. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Index returned 2.58% and the Barclays Capital U.S. Aggregate Bond Index returned 3.85% for the same period.

Semiannual Report | November 30, 2010 | 7

Management Discussion of Fund Performance continued

UBD | Claymore U.S. Capital Markets Bond ETF (continued)

The Fund made the following monthly distributions per share during the semiannual period ended November 30, 2010:

Payable Date	Amount

June 30, 2010	$0.089
July 30, 2010	$0.064
August 31, 2010	$0.077
September 30, 2010	$0.071
October 29, 2010	$0.067
November 30, 2010	$0.072

Performance Attribution
During the six month period ending November 30, 2010, consistent with the Index, the Fund maintained its conservative stance, with U.S. Treasury securities comprising 39.4% of the portfolio, compared with 37.3% as of May 31, 2010. The agency/government portion of the portfolio also remained essentially unchanged at 39%. The position in corporate bonds, which carry credit risk, declined slightly from 23.1% of the portfolio as of May 31, 2010, to 21.9% as of November 30, 2010.

Bonds that carry credit risk, as measured by the Barclays Capital U.S. Credit Index, performed well during the period, as investors continued to reach for yield, posting a return of 5.78% for the six month period ending November 30, 2010. (Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.) Returns from securities that do not carry credit risk were lower: the Barclays Capital U.S. Agencies Index returned 2.56% and the Barclays Capital U.S. Treasury Composite Index returned 3.74%. The majority of the return of the corporate bond category was driven by better than expected corporate earnings and an increase in investors’ appetite for risk. Treasury securities, faced with an increase in issuance and inflation concerns, performed less well.

Within the broad corporate bond category, increased emphasis on the financials and industrials sectors, which performed well, contributed to the Fund’s performance. The Fund’s allocation to securities of the highest credit quality contributed minimally to performance, as returns of these securities were very modest. Financials made up 8% of the fund as of November 30, 2010, an increase from May 31, 2010. Financials were one of the better performing corporate bond sectors as reported by the Barclays Capital U.S. Investment Grade Financials Institutions Index, returning 6.16% for the six-month period. The Fund’s performance also benefited from an increased position in the industrial sector, which returned 5.92% per the Barclays Capital U.S. Industrial Index. The strong performance of the corporate bonds relative to the government sectors added value during the period.

8 | Semiannual Report | November 30, 2010

Management Discussion of Fund Performance continued

ULQ | U.S. Capital Markets Micro-Term Fixed Income ETF

Fund Overview
The Claymore U.S. Capital Markets Micro-Term Fixed Income ETF, NYSE Arca ticker: ULQ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a money market and micro-term fixed income securities index called CPMKTL – The Capital Markets Liquidity Index (the “Index”).

The Index is a total return index comprised of micro-term U.S. investment grade fixed income securities and money market instruments. The number of securities included in the Index has ranged from approximately 1,000 to 2,350 in the previous ten-year period; however, the number of securities included in the Index varies from month-to-month and may be higher or lower than the historical range. The Index includes micro-term U.S. Treasury fixed income securities, micro-term U.S. federal agency and other government sponsored entities’ fixed income securities, micro-term investment grade U.S. corporate fixed income securities, commercial paper, bankers acceptances, large time deposits, and U.S. federal agency discount notes as determined by Dorchester Capital Management LLC (“Dorchester” or the “Index Provider”). The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. The Index Provider defines “micro-term” fixed income securities as those with a redemption date of less than a year from the start of the month, as determined by yield to worst calculation.

The Fund will invest at least 80% of its total assets in fixed income securities that comprise the Index. The Fund also will invest at least 80% of its net assets in U.S. fixed income securities. Guggenheim Funds Investment Advisors, LLC (“Guggenheim Funds”), formerly known as Claymore Advisors, LLC, is the Fund’s adviser (the “Adviser”). Mellon Capital Management Corporation, the Fund’s investment subadviser (the “Investment Subadviser”), seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund utilizes a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

In early 2011, the name of the Fund will change to Guggenheim Enhanced Ultra-Short Bond ETF and its ticker symbol will change to GSY. At that time, the Fund will cease to operate as an index based ETF, and will begin to operate as an actively-managed ETF. After the Fund becomes an actively-managed ETF, the Guggenheim Enhanced Ultra-Short Bond ETF’s investment objective will be to seek maximum current income, consistent with preservation of capital and daily liquidity. As an actively-managed ETF, the Fund will continue to invest in micro-term U.S. investment grade fixed income securities and money market instruments in the same categories as those included in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2010.

On a market price basis, the Fund generated a total return of 0.08%, representing a change in market price to $49.82 on November 30, 2010, from $49.78 on May 31, 2010. On an NAV basis, the Fund generated a total return of 0.04%, representing a change in NAV to $49.82 on November 30, 2010, from $49.80 on May 31, 2010. At the end of the period the Fund’s shares were trading at a market price on par with NAV.

For underlying index and broad market comparison purposes, the Index returned 0.41% and the Barclays Capital 1-3 Month U.S. Treasury Bill Index returned 0.07% for the same period.

During the six-month period ended November 30, 2010, short-term interest rates, as measured by the Barclays U.S. Treasury Bill 1-3 Months Index and other measures of short-term rates, have been so low that the Fund has not earned sufficient income to pay distributions to shareholders.

Semiannual Report | November 30, 2010 | 9

Management Discussion of Fund Performance continued

ULQ | U.S. Capital Markets Micro-Term Fixed Income ETF (continued)

Performance Attribution
During the six month period ending November 30, 2010, the economic recovery continued, although much of the data released showed that the pace of the recovery has been slow. Amid continued evidence of slow economic growth, the Federal Reserve continued to hold the target federal funds rate near zero percent, and stated that it expected the target rate to remain low for an “extended period.”

The portfolio continued to maintain a high average credit quality, focusing on holding U.S. Treasury securities and commercial paper with the highest credit ratings. The short term asset classes continued to have positive returns, although rates remained near their historic lows.

Yields on commercial paper and short-term corporate debt remained essentially unchanged during the six-month period, with short-term corporate debt averaging a yield of approximately 50 basis points (one-half of one percentage point). For the period, commercial paper had an average yield of approximately 25 basis points and short duration US Treasury securities yielded approximately 18 basis points.

At the end of the period, the Fund continued to have the majority of its exposure in cash equivalent securities, which represented 45.7% of total investments, compared with 50.2% as of May 31, 2010. U.S. Treasury and Agency securities represented 45.5% of total investments as of November 31, 2010, up from 23.7% as of May 31, 2010. Short-term corporate debt securities represented 8.8% of total investments as of November 31, 2010, down from 26.1% as of May 31, 2010.

10 | Semiannual Report | November 30, 2010

Management Discussion of Fund Performance continued

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2011 Corporate Bond ETF, NYSE Arca ticker: BSCB (the “Fund”), formerly known as the Claymore BulletShares 2011 Corporate Bond ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2011 Index (the “2011 Index”).

The 2011 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2011. The Fund has a designated year of maturity of 2011 and will terminate on or about December 31, 2011. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2011 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC), the Fund’s investment adviser, uses quantitative analysis to select securities from the 2011 Index universe to obtain a representative sample of securities that resemble the 2011 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010.

On a market price basis, the Fund generated a total return of 1.31%, representing a change in market price to $20.23 on November 30, from $20.02 at inception. On an NAV basis, the Fund generated a total return of 0.86%, representing a change in NAV to $20.14 on November 30, from $20.02 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2011 Index returned 1.31%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 2.66% for the period from the Fund’s inception date through November 30, 2010.

The Fund made the following monthly distributions per share during the period from its inception date through November 30, 2010.

Month	Distribution per Share

July	$0.012
August	$0.007
September	$0.011
October	$0.010
November	$0.012

Performance Attribution
For the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010, positions that contributed most significantly to performance included bonds issued by HSBC Holdings PLC, a global banking and financial services company; Morgan Stanley, a financial services firm; and AT&T Inc., a provider of telecommunications services (5.3%, 4.5% and 3.6%, respectively, of long-term investments at period end). Only one holding, a bond issued by Tyco International Ltd., a diversified manufacturing company, had a negative return; other positions that contributed minimally to performance included bonds issued by BP PLC, an international oil and gas company; and The Boeing Company, which designs and manufactures aircraft (0.9%, 1.1% and 0.6%, respectively, of long-term investments at period end).

Semiannual Report | November 30, 2010 | 11

Management Discussion of Fund Performance continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2012 Corporate Bond ETF, NYSE Arca ticker: BSCC (the “Fund”), formerly known as the Claymore BulletShares 2012 Corporate Bond ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2012 Index (the “2012 Index”).

The 2012 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2012. The Fund has a designated year of maturity of 2012 and will terminate on or about December 31, 2012. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2012 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC), the Fund’s investment adviser, uses quantitative analysis to select securities from the 2012 Index universe to obtain a representative sample of securities that resemble the 2012 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010.

On a market price basis, the Fund generated a total return of 3.07%, representing a change in market price to $20.55 on November 30, from $20.04 at inception. On an NAV basis, the Fund generated a total return of 2.56%, representing a change in NAV to $20.45 on November 30, from $20.04 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes,the 2012 Index returned 2.69%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 2.66% for the period from the Fund’s inception date through November 30, 2010.

The Fund made the following monthly distributions per share during the period from its inception date through November 30, 2010.

Month	Distribution per Share

July	$0.022
August	$0.020
September	$0.020
October	$0.019
November	$0.023

Performance Attribution
For the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010, positions that contributed most significantly to performance included bonds issued by General Electric Company, a diversified technology, media and financial services company; Goldman Sachs Group, Inc., a global investment banking and investment management company; and Freeport-McMoRan Copper & Gold, Inc., which mines copper, gold and molybdenum (9.0%, 5.3% and 2.0%, respectively, of total investments at period end). The position that detracted most significantly from performance was a bond issued by Regions Financial Corp., a bank holding company that operates in the South, Midwest and Texas; followed by bonds issued by Kellogg Co., which manufactures and markets ready-to-eat cereal and convenience foods; and Tyco Electronics Group SA, a provider of engineered electronic components, network solutions, specialty products, and subsea communication systems (0.1%, 0.8% and 0.5%, respectively, of total investments at period end).

12 | Semiannual Report | November 30, 2010

Management Discussion of Fund Performance continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2013 Corporate Bond ETF, NYSE Arca ticker: BSCD (the “Fund”), formerly known as the Claymore BulletShares 2013 Corporate Bond ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2013 Index (the “2013 Index”).

The 2013 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC), the Fund’s investment adviser, uses quantitative analysis to select securities from the 2013 Index universe to obtain a representative sample of securities that resemble the 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010.

On a market price basis, the Fund generated a total return of 4.10%, representing a change in market price to $20.78 on November 30, from $20.08 at inception. On an NAV basis, the Fund generated a total return of 3.76%, representing a change in NAV to $20.71 on November 30, from $20.08 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2013 Index returned 3.66%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 2.66% for the period from the Fund’s inception date through November 30, 2010.

The Fund made the following monthly distributions per share during the period from its inception date through November 30, 2010.

Month	Distribution per Share

July	$0.025
August	$0.020
September	$0.026
October	$0.024
November	$0.028

Performance Attribution
For the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010, positions that contributed most significantly to performance included bonds issued by Citigroup Inc., a diversified financial services holding company; General Electric Co., a diversified technology, media and financial services company; and BP Capital Markets PLC, an international oil and gas company (5.1%, 7.2% and 1.5%, respectively, of total investments at period end). Positions that detracted most significantly from performance included bonds issued by Canadian Imperial Bank of Commerce, a leading Canadian bank; Altria Group, Inc., an international tobacco company; and National Rural Utilities Cooperative Finance Corp., which provides financing and related services to the nation’s electric cooperatives (1.1%, 1.3% and 0.9%, respectively, of total investments at period end).

Semiannual Report | November 30, 2010 | 13

Management Discussion of Fund Performance continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”), formerly known as the Claymore BulletShares 2014 Corporate Bond ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC), the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010.

On a market price basis, the Fund generated a total return of 4.69%, representing a change in market price to $20.88 on November 30, from $20.10 at inception. On an NAV basis, the Fund generated a total return of 4.29%, representing a change in NAV to $20.80 on November 30, from $20.10 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2014 Index returned 4.74% and the Barclays Capital U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the Index, returned 4.48% for the period from the Fund’s inception date through November 30, 2010.

The Fund made the following monthly distributions per share during the period from its inception date through November 30, 2010.

Month	Distribution per Share

July	$0.030
August	$0.016
September	$0.040
October	$0.036
November	$0.040

Performance Attribution
For the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010, positions that contributed most significantly to performance included bonds issued by two diversified financial services companies, Citi-group Inc. and Morgan Stanley; and Teck Resources Ltd., which mines and processes coal, copper and zinc (12.8%, 4.8% and 2.6%, respectively, of total investments at period end). All of the Fund’s positions had positive returns; positions that contributed minimally to performance included bonds issued by Statoil ASA, an integrated energy company based in Norway; Barclays PLC, a global financial services company; and Vodafone Group PLC, a mobile communications company (0.7%, 0.7% and 0.9%, respectively, of total investments at period end).

14 | Semiannual Report | November 30, 2010

Management Discussion of Fund Performance continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”), formerly known as the Claymore BulletShares 2015 Corporate Bond ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC), the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010.

On a market price basis, the Fund generated a total return of 5.43%, representing a change in market price to $21.03 on November 30, from $20.14 at inception. On an NAV basis, the Fund generated a total return of 5.13%, representing a change in NAV to $20.97 on November 30, from $20.14 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2015 Index returned 5.59% and the Barclays Capital U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the Index, returned 4.48% for the period from the Fund’s inception date through November 30, 2010.

The Fund made the following monthly distributions per share during the period from its inception date through November 30, 2010.

Month	Distribution per Share

July	$0.035
August	$0.033
September	$0.049
October	$0.039
November	$0.046

Performance Attribution
For the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010, positions that contributed most significantly to performance included bonds issued by three large financial services companies, Bank of America Corp., Morgan Stanley, and JPMorgan Chase & Co. (5.7%, 5.7% and 8.2%, respectively, of long-term investments at period end). All of the Fund’s positions had positive returns; positions that contributed minimally to performance included bonds issued by PNC Financial Services Group Inc., a diversified financial services company; DIRECTV, a provider of digital television service in the U.S. and Latin America; and Nomura Holdings Inc., a Japanese financial services company (0.8%, 1.1% and 2.4%, respectively, of long-term investments at period end).

Semiannual Report | November 30, 2010 | 15

Management Discussion of Fund Performance continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”), formerly known as the Claymore BulletShares 2016 Corporate Bond ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC), the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010.

On a market price basis, the Fund generated a total return of 6.51%, representing a change in market price to $21.19 on November 30, from $20.13 at inception. On an NAV basis, the Fund generated a total return of 6.16%, representing a change in NAV to $21.12 on November 30, from $20.13 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2016 Index returned 6.52%, and the Barclays Capital U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the Index, returned 6.57% for the period from the Fund’s inception date through November 30, 2010.

The Fund made the following monthly distributions per share during the period from its inception date through November 30, 2010.

Month	Distribution per Share

July	$0.041
August	$0.063
September	$0.050
October	$0.039
November	$0.054

Performance Attribution
For the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010, positions that contributed most significantly to performance included bonds issued by Goldman Sachs Group, Inc., a global investment banking and investment management company; Barclays PLC, a global financial services company; and The Home Depot, Inc., a home improvement retailer (3.1%, 4.0% and 6.4%, respectively, of total investments at period end). All of the Fund’s positions had positive returns; positions that contributed minimally to performance included bonds issued by two large financial services firms, Morgan Stanley and Citigroup, Inc. (1.7% and 2.2%, respectively, of total investments at period end); and Pfizer, Inc., a global biopharmaceutical company (not held in portfolio at period end).

16 | Semiannual Report | November 30, 2010

Management Discussion of Fund Performance continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”), formerly known as the Claymore BulletShares 2017 Corporate Bond ETF, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC (formerly known as Claymore Advisors, LLC), the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector and other financial characteristics of securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010.

On a market price basis, the Fund generated a total return of 6.99%, representing a change in market price to $21.31 on November 30, from $20.19 at inception. On an NAV basis, the Fund generated a total return of 6.64%, representing a change in NAV to $21.24 on November 30, from $20.19 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2017 Index returned 6.92%, and the Barclays Capital U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the Index, returned 6.57% for the period from the Fund’s inception date through November 30, 2010.

The Fund made the following monthly distributions per share during the period from its inception date through November 30, 2010.

Month	Distribution per Share

July	$0.046
August	$0.070
September	$0.055
October	$0.057
November	$0.061

Performance Attribution
For the abbreviated semiannual fiscal period from the Fund’s inception date of June 7, 2010, through November 30, 2010, positions that contributed most significantly to performance included bonds issued by Citigroup, Inc., a large financial services firm; General Electric Co., a diversified technology, media and financial services company; and Bank of America Corp., a bank holding company (9.0%, 10.4% and 6.0%, respectively, of total investments at period end). Only one holding, a bond issued by EOG Resources, Inc., an oil and gas exploration and production company, had a negative return; other positions that contributed minimally to performance included bonds issued by Morgan Stanley, a financial services firm; and Comcast Corp., a provider of video, high-speed Internet and phone services (1.1%, 1.1% and 1.8%, respectively, of total investments at period end).

Semiannual Report | November 30, 2010 | 17

Management Discussion of Fund Performance continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”), formerly known as Claymore/S&P Global Dividend Opportunities Index ETF seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Dividend Opportunities Index”).

The Dividend Opportunities Index consists of 100 common stocks and American depositary receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global BMI. Potential Index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index. Guggenheim Funds Investment Advisors, LLC, the Fund’s adviser (the “Adviser”), formerly known as Claymore Advisors, LLC, seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Dividend Opportunities Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Dividend Opportunities Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2010.

On a market price basis, the Fund generated a total return of 9.64%, representing a change in market price to $13.88 on November 30, 2010, from $13.15 on May 31, 2010. On an NAV basis, the Fund generated a total return of 9.28%, representing a change in NAV to $13.88 on November 30, 2010, from $13.19 on May 31, 2010. At the end of the period the Fund’s shares were trading at a market price on par with NAV.

For underlying index and broad market comparison purposes, the Dividend Opportunities Index returned 9.98%, and the MSCI World Index returned 11.51% for the same period.

The Fund made quarterly distributions of $0.3110 per share on June 30, 2010 and $0.1960 per share on September 30, 2010.

Performance Attribution1
For the six-month period ended November 30, 2010, the financials sector made the most significant contribution to performance. The only sector with a negative return was technology. Positions that contributed most significantly to performance included TransDigm Group, Inc., a U.S.-based producer of highly engineered aircraft components; Oesterreichische Post AG, an Austrian provider of mail shipping services; and Tabcorp Holdings Ltd., an Australian gaming and hospitality company (3.8%, 3.4% and 3.5%, respectively, of long-term investments at period end). Positions that detracted most significantly from performance included Banco Santander SA, a Spanish financial services firm; Gas Natural SDG SA, a Spanish energy company; and Magyar Telekom Telecommunications PLC, a provider of fixed line telecommunications services in Hungary (2.1%, 2.4% and 2.0%, respectively, of long-term investments at period end).

1	Sectors based on Financial Times and Stock Exchange classifications.

18 | Semiannual Report | November 30, 2010

Management Discussion of Fund Performance continued

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Equity Risk (excludes UBD and ULQ): The value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

Micro-, Small- and Medium-Sized Company Risk: If the Fund invests in securities of these companies, it will be subject to greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

Non-Correlation Risk: The Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

Replication Management Risk: The Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk: The Fund can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Foreign Investment Risk (LVL): Investing in non-U.S. issuers, although limited to ADRs, may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Foreign Issuers Risk (UBD and ULQ): Investing in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies which have different risks than investing in U.S. companies. These include currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Industry Risk: If the Index is comprised of issuers in a particular industry or sector, the Fund would therefore be focused in that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Guggenheim S&P Global Dividend Opportunities Index ETF is also subject to REIT Risk, Master Limited Partnership (MLP) Risk, Risks of Investing In Other Investment Companies, Preferred Stock Risk, Distribution Risk, and the following primary risks of strategies pursued by the types of CEFs in which the Fund may invest. Credit Risk, High Yield Risk, Convertible Security Risk, Prepayment Risk.

The Claymore U.S. Capital Markets Bond ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Extension Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Finance Services Sector Risk, and Sampling Risk.

The Claymore U.S. Capital Markets Micro-Term Fixed Income ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Sampling Risk, and Finance Services Sector Risk. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Semiannual Report | November 30, 2010 | 19

Fund Summary & Performance | As of November 30, 2010 (unaudited)

UBD | Claymore U.S. Capital Markets Bond ETF

Fund Statistics
Share Price	$53.96
Net Asset Value	$53.51
Premium/Discount to NAV	0.84%
Net Assets ($000)	$10,702

Total Returns
			Since
	Six	One	Inception
(Inception 2/12/08)	Month	Year	(Annualized)
Claymore U.S. Capital Markets
Bond ETF
NAV	3.70%	5.52%	5.31%
Market	1.80%	13.84%	5.74%
CPMKTB-The Capital Markets
Bond Index	2.58%	2.51%	2.94%
Barclays Capital U.S. Aggregate
Bond Index	3.85%	6.02%	6.10%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.76%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.32% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.52%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.
% of
Portfolio Breakdown	Net Assets
Banks	5.2%
Diversified Financial Services	3.1%
Media	2.2%
Electric	1.5%
Pharmaceuticals	1.4%
Telecommunications	1.3%
Insurance	1.0%
Oil & Gas	0.9%
Computers	0.7%
Pipelines	0.7%
Healthcare-Services	0.5%
Cosmetics/Personal Care	0.4%
Retail	0.4%
Transportation	0.3%
Aerospace/Defense	0.3%
Beverages	0.3%
Household Products/Housewares	0.2%
REITS	0.2%
Food	0.2%
Building Materials	0.2%
Agriculture	0.1%
Commercial Services	0.1%
Software	0.1%
Advertising	0.1%
Machinery-Construction & Mining	0.1%
Auto Manufacturers	0.1%
Total Corporate Bonds	21.6%
U.S. Treasury Securities	38.9%
Mortgage Backed Securities	32.8%
U.S. Government Agency Securities	5.2%
Total U.S. Government and Agency Securities	76.9%
Total Investments	98.5%
Other Assets in excess of Liabilities	1.5%
Net Assets	100.0%

% of Total
Credit Quality	Investments
AAA	6.8%
AA	3.0%
A	11.1%
BBB	6.2%
BB	0.2%
NR-Fannie Mae, Freddie Mac & Ginnie Mae MBS	33.3%
NR- U.S. Treasury Note/Bond	39.4%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade. U.S. Treasury securities and U.S. Government Agency securities are not rated, but deemed to be equivalent to securities rated AAA.

% of Total
Maturity Breakdown	Investments
0-5 Years	40.2%
6-10 Years	14.7%
11-15 Years	6.0%
16-20 Years	3.1%
21-25 Years	3.2%
26-30 Years	32.8%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

20 | Semiannual Report | November 30, 2010

Fund Summary & Performance (unaudited) continued

ULQ	|	Claymore U.S. Capital Markets Micro-Term
Fixed Income ETF

Fund Statistics
Share Price	$49.82
Net Asset Value	$49.82
Premium/Discount to NAV	0.00%
Net Assets ($000)	$4,982

Total Returns
			Since
			Inception
(Inception 2/12/08)	Six Months	One Year	(Annualized)
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
NAV	0.04%	0.00%	0.60%
Market	0.08%	-0.06%	0.60%
CPMKTL – The Capital Markets
Liquidity Index	0.41%	1.02%	1.25%
Barclays Capital 1-3 Month U.S.
Treasury Bill Index	0.07%	0.11%	0.59%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.02%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.32%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.61%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Commercial Paper	47.0%
Corporate Bonds	9.0%
U.S. Government and Agency Securities	46.7%
Total Investments	102.7%
Liabilities in excess of Other Assets	-2.7%
Net Assets	100.0%

% of Total
Maturity Breakdown	Investments
0-1 Years	100.0%

Portfolio breakdown is shown as a percentage of net assets. Maturity breakdown is shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2010 | 21

Fund Summary & Performance (unaudited) continued

BSCB	|	Guggenheim BulletShares 2011 Corporate
Bond ETF

Fund Statistics
Share Price	$20.23
Net Asset Value	$20.14
Premium/Discount to NAV	0.45%
Net Assets ($000)	$22,153

Total Returns
Since
(Inception 6/07/10)	Inception
Guggenheim BulletShares 2011
Corporate Bond ETF
NAV	0.86%
Market	1.31%
BulletShares® USD Corporate Bond 2011 Index	1.31%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	2.66%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	25.4%
Diversified Financial Services	20.5%
Telecommunications	16.8%
Pharmaceuticals	7.2%
Retail	4.7%
Auto Manufacturers	4.3%
Oil & Gas	4.0%
Miscellaneous Manufacturing	3.9%
Food	3.3%
Software	2.5%
Mining	2.2%
Electric	2.2%
Computers	1.1%
Pipelines	0.6%
Total Long-Term Investments	98.7%
Investments of Collateral for Securities Loaned	2.5%
Total Investments	101.2%
Liabilities in excess of Other Assets	-1.2%
Net Assets	100.0%

% of Long-Term
Credit Quality	Investments
AA	25.0%
A	56.5%
BBB	17.9%
BB	0.6%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	94.2%
Canada	3.8%
United Kingdom	1.1%
Luxembourg	0.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

22 | Semiannual Report | November 30, 2010

Fund Summary & Performance (unaudited) continued

BSCC	|	Guggenheim BulletShares 2012 Corporate
Bond ETF

Fund Statistics
Share Price	$20.55
Net Asset Value	$20.45
Premium/Discount to NAV	0.49%
Net Assets ($000)	$27,606

Total Returns
Since
(Inception 6/07/10)	Inception
Guggenheim BulletShares 2012
Corporate Bond ETF
NAV	2.56%
Market	3.07%
BulletShares® USD Corporate Bond 2012 Index	2.69%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	2.66%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.04 per share for share price returns or initial net asset value (NAV) of $20.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	27.1%
Diversified Financial Services	22.4%
Pharmaceuticals	6.4%
Media	5.6%
Telecommunications	5.5%
Oil & Gas	4.6%
Electric	4.5%
Food	4.1%
Computers	2.6%
Mining	1.9%
Chemicals	1.8%
Auto Manufacturers	1.6%
Building Materials	1.5%
Retail	1.5%
Beverages	1.3%
Insurance	1.2%
Aerospace/Defense	1.1%
Cosmetics/Personal Care	1.0%
Forest Products & Paper	0.9%
Software	0.7%
Miscellaneous Manufacturing	0.5%
Total Investments	97.8%
Other Assets in excess of Liabilities	2.2%
Net Assets	100.0%

% of Total
Credit Quality	Investments
A	51.9%
AA	24.6%
BBB	23.4%
BB	0.1%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Total
Country Breakdown	Investments
United States	92.1%
United Kingdom	4.9%
Germany	2.0%
Luxembourg	0.5%
France	0.5%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2010 | 23

Fund Summary & Performance (unaudited) continued

BSCD	|	Guggenheim BulletShares 2013 Corporate
Bond ETF

Fund Statistics
Share Price	$20.78
Net Asset Value	$20.71
Premium/Discount to NAV	0.34%
Net Assets ($000)	$21,741

Total Returns
Since
(Inception 6/07/10)	Inception
Guggenheim BulletShares 2013
Corporate Bond ETF
NAV	3.76%
Market	4.10%
BulletShares® USD Corporate Bond 2013 Index	3.66%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	2.66%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.08 per share for share price returns or initial net asset value (NAV) of $20.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	30.2%
Diversified Financial Services	17.6%
Telecommunications	7.2%
Chemicals	5.2%
Oil & Gas	4.4%
Miscellaneous Manufacturing	4.2%
Pharmaceuticals	4.2%
Retail	4.0%
Agriculture	3.2%
Media	3.2%
Insurance	2.9%
Beverages	2.5%
Iron/Steel	2.0%
Transportation	1.5%
Auto Manufacturers	1.5%
Software	1.0%
Oil & Gas Services	0.9%
Food	0.9%
Electric	0.9%
Mining	0.6%
Aerospace/Defense	0.6%
Total Investments	98.7%
Other Assets in excess of Liabilities	1.3%
Net Assets	100.0%

% of Total
Credit Quality	Investments
A	55.8%
AA	26.5%
BBB	17.7%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Country Breakdown	% of Total Investments
United States	80.2%
Canada	4.1%
United Kingdom	4.0%
Luxembourg	3.8%
Germany	2.8%
Netherlands	2.7%
Switzerland	2.4%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

24 | Semiannual Report | November 30, 2010

Fund Summary & Performance (unaudited) continued

BSCE	|	Guggenheim BulletShares 2014 Corporate
Bond ETF

Fund Statistics
Share Price	$20.88
Net Asset Value	$20.80
Premium/Discount to NAV	0.38%
Net Assets ($000)	$15,604

Total Returns
Since
(Inception 6/07/10)	Inception
Guggenheim BulletShares 2014
Corporate Bond ETF
NAV	4.29%
Market	4.69%
BulletShares® USD Corporate Bond 2014 Index	4.74%
Barclays Capital U.S. 3-5 Year Corporate Bond Index	4.48%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, interest, litigation expenses and other extraordinary expenses, brokerage expenses, taxes,

Portfolio Breakdown	% of Net Assets
Banks	32.8%
Telecommunications	12.4%
Diversified Financial Services	10.9%
Pharmaceuticals	8.0%
Oil & Gas	7.0%
Beverages	4.6%
Retail	3.4%
Aerospace/Defense	3.3%
Mining	2.5%
Electric	2.5%
Agriculture	2.5%
Chemicals	2.3%
Computers	2.2%
Software	2.1%
Media	1.8%
Total Investments	98.3%
Other Assets in excess of Liabilities	1.7%
Net Assets	100.0%

% of Total
Credit Quality	Investments
AAA	2.1%
AA	18.7%
A	64.5%
BBB	14.7%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Total
Country Breakdown	Investments
United States	87.6%
United Kingdom	4.1%
Netherlands	3.6%
Canada	2.6%
France	1.4%
Norway	0.7%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown, are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2010 | 25

Fund Summary & Performance (unaudited) continued

BSCF	|	Guggenheim BulletShares 2015 Corporate
Bond ETF

Fund Statistics
Share Price	$21.03
Net Asset Value	$20.97
Premium/Discount to NAV	0.29%
Net Assets ($000)	$12,581

Total Returns
Since
(Inception 6/07/10)	Inception
Guggenheim BulletShares 2015
Corporate Bond ETF
NAV	5.13%
Market	5.43%
BulletShares® USD Corporate Bond 2015 Index	5.59%
Barclays Capital U.S. 3-5 Year Corporate Bond Index	4.48%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, interest, litigation expenses and other extraordinary expenses, brokerage expenses, taxes,

Portfolio Breakdown	% of Net Assets
Banks	31.5%
Diversified Financial Services	16.4%
Pharmaceuticals	10.8%
Oil & Gas	6.8%
Chemicals	4.4%
Insurance	4.2%
Electric	3.9%
Media	3.4%
Telecommunications	3.1%
Retail	2.9%
Aerospace/Defense	2.8%
Beverages	2.2%
Office/Business Equipment	2.2%
Healthcare-Products	2.0%
Biotechnology	1.8%
Total Corporate Bonds	98.4%
Investments of Collateral for Securities Loaned	2.4%
Total Investments	100.8%
Liabilities in excess of Other Assets	-0.8%
Net Assets	100.0%

% of Long-Term
Credit Quality	Investments
AA	33.7%
A	46.2%
BBB	20.1%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Long-Term
Country Breakdown	Investments
United States	83.6%
Canada	3.7%
Luxembourg	3.1%
United Kingdom	3.1%
Japan	2.4%
Germany	2.4%
France	1.7%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 | Semiannual Report | November 30, 2010

Fund Summary & Performance (unaudited) continued

BSCG	|	Guggenheim BulletShares 2016 Corporate
Bond ETF

Fund Statistics
Share Price	$21.19
Net Asset Value	$21.12
Premium/Discount to NAV	0.33%
Net Assets ($000)	$9,506

Total Returns
Since
(Inception 6/07/10)	Inception
Guggenheim BulletShares 2016
Corporate Bond ETF
NAV	6.16%
Market	6.51%
BulletShares® USD Corporate Bond 2016 Index	6.52%
Barclays Capital U.S. 5-7 Year Corporate Bond Index	6.57%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	21.6%
Telecommunications	18.0%
Diversified Financial Services	14.5%
Pharmaceuticals	8.5%
Retail	8.5%
Food	4.6%
Building Materials	4.4%
Software	3.5%
Healthcare - Services	3.1%
Media	3.0%
Insurance	2.8%
Electric	2.8%
Oil & Gas	2.6%
Total Investments	97.9%
Other Assets in excess of Liabilities	2.1%
Net Assets	100.0%

% of Total
Credit Quality	Investments
AA	15.4%
A	50.8%
BBB	31.5%
BB	2.3%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Total
Country Breakdown	Investments
United States	87.0%
United Kingdom	6.9%
Netherlands	3.2%
Canada	2.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Semiannual Report | November 30, 2010 | 27

Fund Summary & Performance (unaudited) continued

BSCH	|	Guggenheim BulletShares 2017 Corporate
Bond ETF

Fund Statistics
Share Price	$21.31
Net Asset Value	$21.24
Premium/Discount to NAV	0.33%
Net Assets ($000)	$9,559

Total Returns
Since
(Inception 6/07/10)	Inception
Guggenheim BulletShares 2017
Corporate Bond ETF
NAV	6.64%
Market	6.99%
BulletShares® USD Corporate Bond 2017 Index	6.92%
Barclays Capital U.S. 5-7 Year Corporate Bond Index	6.57%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	35.0%
Diversified Financial Services	14.3%
Pharmaceuticals	6.6%
Oil & Gas	6.6%
Media	5.8%
Retail	5.4%
Miscellaneous Manufacturing	4.6%
Computers	4.2%
Beverages	3.4%
Food	3.1%
Telecommunications	2.7%
Healthcare-Products	2.3%
Aerospace/Defense	1.3%
Pipelines	1.3%
Water	1.0%
Chemicals	0.8%
Total Investments	98.4%
Other Assets in excess of Liabilities	1.6%
Net Assets	100.0%

% of Total
Credit Quality	Investments
AA	23.6%
A	51.0%
BBB	25.4%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

% of Total
Country Breakdown	Investments
United States	79.6%
United Kingdom	6.5%
Germany	4.0%
Switzerland	3.8%
Canada	3.8%
Luxembourg	2.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

28 | Semiannual Report | November 30, 2010

Fund Summary & Performance (unaudited) continued

LVL	|	Guggenheim S&P Global Dividend
Opportunities Index ETF

Fund Statistics
Share Price	$13.88
Net Asset Value	$13.88
Premium/Discount to NAV	0.00%
Net Assets ($000)	$23,316

Total Returns
					Since
	Six		Three Year		Inception
(Inception 6/25/07)	Months	One Year	(Annualized	)	(Annualized)
Guggenheim S&P Global
Dividend Opportunities
Index ETF
NAV	9.28%	2.82%	-7.11%		-10.45%
Market	9.64%	2.34%	-7.12%		-10.45%
S&P Global Dividend Opportunities Index	9.98%	4.16%	-4.44%	1	-8.34	%2
MSCI World Index	11.51%	5.98%	-7.48%		-6.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.15%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 1.60%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

% of Long-Term
Country Breakdown	Investments
United States	24.1%
Spain	20.2%
Canada	8.1%
Australia	8.1%
Belgium	5.9%
France	5.4%
Italy	4.6%
Israel	4.6%
Switzerland	3.6%
Austria	3.4%
Czech Republic	2.7%
Hungary	2.0%
Germany	1.7%
United Kingdom	1.5%
Portugal	1.1%
Finland	0.9%
Bermuda	0.9%
Netherlands	0.6%
China	0.1%
South Africa	0.1%
Brazil	0.1%
Mexico	0.1%
Turkey	0.1%
Philippines	0.1%
Russia	0.0%*
*Less than 0.1%

% of Long-Term
Currency Denomination	Investments
Euro	43.8%
United States Dollar	27.5%
Canadian Dollar	8.1%
All other currencies	20.6%

1 The above benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 12/1/07-9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08-11/30/10.

2 The above benchmark returns reflect the blended return of the Benchmarks By Design High Income Index from 6/25/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/10.

% of Net
Portfolio Breakdown	Assets
Telecommunication Services	25.2%
Financials	23.4%
Utilities	14.8%
Consumer Discretionary	13.5%
Industrials	11.5%
Energy	5.1%
Consumer Staples	2.7%
Health Care	1.6%
Information Technology	1.4%
Materials	0.6%
Total Common Stocks and Income Trusts	99.8%
Exchange-Traded Funds	0.2%
Total Long-Term Investments	100.0%
Investments of Collateral for Securities Loaned	14.3%
Total Investments	114.3%
Liabilities in excess of Other Assets	-14.3%
Net Assets	100.0%

Semiannual Report | November 30, 2010 | 29

Fund Summary & Performance (unaudited) continued

LVL	|	Guggenheim S&P Global Dividend
Opportunities Index ETF (continued)

% of Long-Term
Top Ten Holdings	Investments
TransDigm Group, Inc.	3.8%
Frontier Communications Corp.	3.7%
Tabcorp Holdings Ltd.	3.5%
Oesterreichische Post AG	3.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	3.4%
MFA Financial, Inc. - REIT	3.2%
Peyto Energy Trust	3.2%
ACS Actividades de Construccion y Servicios SA	3.1%
Yellow Media, Inc.	3.0%
Iberdrola SA	3.0%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

30 | Semiannual Report | November 30, 2010

Overview of Fund Expenses | As of November 30, 2010 (unaudited)

As a shareholder of Claymore U.S. Capital Markets Bond ETF, Claymore U.S. Capital Markets Micro-Term Fixed Income ETF, Guggenheim BulletShares 2011 Corporate Bond ETF; Guggenheim BulletShares 2012 Corporate Bond ETF; Guggenheim BulletShares 2013 Corporate Bond ETF; Guggenheim BulletShares 2014 Corporate Bond ETF; Guggenheim BulletShares 2015 Corporate Bond ETF; Guggenheim BulletShares 2016 Corporate Bond ETF; Guggenheim BulletShares 2017 Corporate Bond ETF; and Guggenheim S&P Global Dividend Opportunities Index ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended November 30, 2010.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	6/1/10	11/30/10	11/30/10	6/1/10-11/30/10
Claymore U.S. Capital Markets Bond ETF3
Actual	$1,000.00	$1,036.97	0.32%	$1.63
Hypothetical (5% annual return before expenses)	1,000.00	1,023.46	0.32%	1.62
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF3
Actual	1,000.00	1,000.39	0.32%	1.60
Hypothetical (5% annual return before expenses)	1,000.00	1,023.46	0.32%	1.62
Guggenheim S&P Global Dividend Opportunities Index ETF3
Actual	1,000.00	1,092.83	0.65%	3.39
Hypothetical (5% annual return before expenses)	1,000.00	1,021.81	0.65%	3.29

Semiannual Report | November 30, 2010 | 31

Overview of Fund Expenses (unaudited) continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period2
	6/7/10	11/30/10	11/30/10	6/7/10-11/30/10
Guggenheim BulletShares 2011 Corporate Bond ETF
Actual	$1,000.00	$1,008.59	0.24%	$1.17
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2012 Corporate Bond ETF
Actual	1,000.00	1,025.65	0.24%	1.18
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2013 Corporate Bond ETF
Actual	1,000.00	1,037.57	0.24%	1.19
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2014 Corporate Bond ETF
Actual	1,000.00	1,042.91	0.24%	1.19
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2015 Corporate Bond ETF
Actual	1,000.00	1,051.29	0.24%	1.19
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2016 Corporate Bond ETF
Actual	1,000.00	1,061.55	0.24%	1.20
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2017 Corporate Bond ETF
Actual	1,000.00	1,066.42	0.24%	1.20
Hypothetical (5% annual return before expenses)4	1,000.00	1,023.87	0.24%	1.22

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the six months ended November 30, 2010. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 183/365.

2
Actual expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the period June 7, 2010 (commencement of investment operations) to November 30, 2010. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 177/365.

3	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

4	Hypothetical expenses reflect ongoing expenses for a full six month period as opposed to the shorter since inception period.

Assumes all dividends and distributions were reinvested.

32 | Semiannual Report | November 30, 2010

Portfolio of Investments | November 30, 2010 (unaudited)

UBD | Claymore U.S. Capital Markets Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	mm Maturity	Value

	Corporate Bonds – 21.6%

	Advertising – 0.1%
$12,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/16	$13,716

	Aerospace/Defense – 0.3%
10,000	Lockheed Martin Corp., Ser. B	A-	6.150%	09/01/36	11,347
20,000	United Technologies Corp.	A	4.875%	05/01/15	22,637
					33,984

	Agriculture – 0.1%
10,000	Altria Group, Inc.	BBB	9.950%	11/10/38	14,205

	Auto Manufacturers – 0.1%
4,000	Daimler Finance North America LLC	BBB+	8.500%	01/18/31	5,404

	Banks – 5.2%
49,000	Bank of America Corp., Ser. MTN	AAA	3.125%	06/15/12	50,967
50,000	Bank of America Corp.	A	5.625%	10/14/16	52,421
10,000	Bank of America Corp.	A	5.750%	12/01/17	10,374
10,000	BB&T Corp.	A-	5.250%	11/01/19	10,546
10,000	Capital One Financial Corp.	BBB-	6.150%	09/01/16	10,995
20,000	Citigroup, Inc.	A	5.300%	10/17/12	21,288
30,000	Citigroup, Inc.	A	6.125%	11/21/17	32,785
10,000	Citigroup, Inc.	A-	6.625%	06/15/32	10,021
49,000	Goldman Sachs Group, Inc.	A	6.125%	02/15/33	51,631
59,000	JPMorgan Chase & Co.	AAA	3.125%	12/01/11	60,610
49,000	JPMorgan Chase & Co.	A	5.150%	10/01/15	53,028
6,000	JPMorgan Chase & Co.	A+	6.000%	01/15/18	6,774
18,000	Morgan Stanley	A	5.300%	03/01/13	19,334
50,000	Morgan Stanley	A-	4.750%	04/01/14	51,989
50,000	Wachovia Corp.	A+	5.250%	08/01/14	53,852
50,000	Wells Fargo & Co.	AA-	4.875%	01/12/11	50,244
10,000	Wells Fargo & Co.	AA-	5.250%	10/23/12	10,757
					557,616

	Beverages – 0.3%
5,000	Anheuser-Busch Cos., Inc.	BBB+	5.500%	01/15/18	5,628
12,000	Bottling Group LLC	A	5.500%	04/01/16	14,018
12,000	SABMiller PLC (United Kingdom) (a)	BBB+	5.500%	08/15/13	13,135
					32,781

	Building Materials – 0.2%
20,000	Masco Corp.	BBB	6.625%	04/15/18	20,282

	Commercial Services – 0.1%
12,000	Western Union Co.	A-	5.930%	10/01/16	13,878

	Computers – 0.7%
69,000	International Business Machines Corp.	A+	4.750%	11/29/12	74,575

	Cosmetics/Personal Care – 0.4%
40,000	Procter & Gamble Co.	AA-	5.550%	03/05/37	44,867

	Diversified Financial Services – 3.1%
20,000	American Express Co.	BBB+	5.500%	09/12/16	22,371
20,000	Ameritech Capital Funding Corp.	A	6.875%	10/15/27	21,598
20,000	Bear Stearns Cos., LLC	A+	5.700%	11/15/14	22,278
40,000	General Electric Capital Corp., Ser. MTN	AAA	3.000%	12/09/11	41,065
20,000	General Electric Capital Corp., Ser. MTNA	AA+	5.875%	02/15/12	21,118
30,000	General Electric Capital Corp., Ser. MTN	AA+	5.375%	10/20/16	32,994
36,000	General Electric Capital Corp., Ser MTNA	AA+	6.750%	03/15/32	39,377
10,000	HSBC Finance Corp.	A	5.000%	06/30/15	10,835
10,000	Jefferies Group, Inc.	BBB	6.250%	01/15/36	9,090
6,000	John Deere Capital Corp.	A	7.000%	03/15/12	6,483
30,000	Merrill Lynch & Co., Inc.	A	6.400%	08/28/17	32,204
69,000	National Rural Utilities Cooperative Finance Corp., Ser. MTNC	A	7.250%	03/01/12	74,421
					333,834

	Electric – 1.5%
14,000	Commonwealth Edison Co., Ser. 104	A-	5.950%	08/15/16	16,398
14,000	Consolidated Edison Co. of New York, Inc., Ser. 06-C	A-	5.500%	09/15/16	16,217
14,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/15	14,951
10,000	Duke Energy Ohio, Inc.	A-	5.700%	09/15/12	10,822
10,000	FirstEnergy Corp., Ser. C	BB+	7.375%	11/15/31	10,661
8,000	Iberdrola International BV (Netherlands)	A-	6.750%	07/15/36	8,529
10,000	Indiana Michigan Power Co.	BBB	6.050%	03/15/37	10,790
20,000	Midamerican Energy Holdings Co.	BBB+	6.125%	04/01/36	22,287
10,000	Pacific Gas & Electric Co.	BBB+	6.050%	03/01/34	11,067
6,000	Progress Energy, Inc.	BBB	6.850%	04/15/12	6,468
14,000	Southern Power Co., Ser. D	BBB+	4.875%	07/15/15	15,513
10,000	Virginia Electric and Power Co., Ser. A	A-	6.000%	05/15/37	11,284
					154,987

	Food – 0.2%
10,000	Kroger Co.	BBB	6.400%	08/15/17	11,700
10,000	Safeway, Inc.	BBB	5.800%	08/15/12	10,836
					22,536

	Healthcare-Services – 0.5%
12,000	Aetna, Inc.	A-	6.000%	06/15/16	13,966
10,000	CIGNA Corp.	BBB	7.875%	05/15/27	11,366
8,000	Humana, Inc.	BBB-	6.450%	06/01/16	8,897
20,000	WellPoint, Inc.	A-	5.250%	01/15/16	22,528
					56,757

	Household Products/Housewares – 0.2%
20,000	Kimberly-Clark Corp.	A	6.125%	08/01/17	23,691

See notes to financial statements.

Semiannual Report | November 30, 2010 | 33

Portfolio of Investments (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Insurance – 1.0%
$10,000	Allstate Corp.	A-	5.550%	05/09/35	$10,279
12,000	American International Group, Inc., Ser. MTN	A-	5.850%	01/16/18	12,120
4,000	Chubb Corp.	A+	6.000%	05/11/37	4,350
10,000	Marsh & McLennan Cos., Inc.	BBB-	5.375%	07/15/14	10,822
20,000	MetLife, Inc.	A-	5.700%	06/15/35	20,396
10,000	Principal Financial Group, Inc.	BBB	6.050%	10/15/36	9,967
12,000	Prudential Financial, Inc., Ser. MTN	A	6.000%	12/01/17	13,477
10,000	Swiss Re Solutions Holding Corp.	A-	7.000%	02/15/26	10,813
10,000	Travelers Cos., Inc., Ser. MTN	A-	6.250%	06/15/37	11,291
					103,515

	Machinery-Construction & Mining – 0.1%
10,000	Caterpillar, Inc.	A	6.050%	08/15/36	11,662

	Media – 2.2%
6,000	CBS Corp.	BBB-	7.875%	07/30/30	7,022
24,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.375%	03/15/13	27,608
5,000	Comcast Corp.	BBB+	6.400%	05/15/38	5,374
20,000	COX Communications, Inc.	BBB-	5.450%	12/15/14	22,385
5,000	Historic TW, Inc.	BBB	6.875%	06/15/18	6,021
20,000	News America, Inc.	BBB+	6.400%	12/15/35	21,701
40,000	Reed Elsevier Capital, Inc.	BBB+	4.625%	06/15/12	41,761
12,000	Thomson Reuters Corp. (Canada)	A-	5.700%	10/01/14	13,643
12,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/17	13,725
5,000	Time Warner Cable, Inc.	BBB	6.550%	05/01/37	5,404
10,000	Time Warner, Inc.	BBB	7.625%	04/15/31	12,138
8,000	Viacom, Inc.	BBB+	6.875%	04/30/36	9,195
40,000	Walt Disney Co., Ser. MTNB	A	6.375%	03/01/12	42,766
					228,743

	Oil & Gas – 0.9%
20,000	Anadarko Petroleum Corp.	BBB-	5.950%	09/15/16	21,367
4,000	Apache Corp.	A-	6.000%	01/15/37	4,439
20,000	ConocoPhillips Holding Co.	A	6.950%	04/15/29	25,336
20,000	Devon Financing Corp. ULC (Canada)	BBB+	6.875%	09/30/11	20,996
14,000	Transocean, Inc. (Switzerland)	BBB	6.000%	03/15/18	14,995
6,000	Valero Energy Corp.	BBB	6.625%	06/15/37	5,977
					93,110

	Pharmaceuticals – 1.4%
20,000	Abbott Laboratories	AA	5.875%	05/15/16	23,765
20,000	Bristol-Myers Squibb Co.	A+	5.875%	11/15/36	23,056
49,000	Merck & Co, Inc.	AA	4.750%	03/01/15	55,222
14,000	Merck & Co, Inc.	AA	6.000%	09/15/17	16,798
8,000	Teva Pharmaceutical Finance Co. LLC	A-	6.150%	02/01/36	9,110
20,000	Wyeth	AA	5.950%	04/01/37	22,779
					150,730

	Pipelines – 0.7%
4,000	Energy Transfer Partners LP	BBB-	6.625%	10/15/36	4,151
10,000	Enterprise Products Operating LLC,
	Ser. G	BBB-	5.600%	10/15/14	11,154
20,000	Kinder Morgan Energy Partners LP	BBB	5.000%	12/15/13	21,725
14,000	ONEOK Partners LP	BBB	6.150%	10/01/16	16,109
10,000	Spectra Energy Capital LLC	BBB	8.000%	10/01/19	12,553
6,000	Williams Cos., Inc.	BB+	8.750%	03/15/32	7,321
					73,013

	REITS – 0.2%
10,000	Realty Income Corp.	BBB	6.750%	08/15/19	11,632
10,000	Simon Property Group LP	A-	5.250%	12/01/16	11,129
					22,761

	Retail – 0.4%
20,000	CVS Caremark Corp.	BBB+	5.750%	06/01/17	22,880
10,000	Home Depot, Inc.	BBB+	5.400%	03/01/16	11,435
4,000	McDonald’s Corp.	A	6.300%	10/15/37	4,787
					39,102

	Software – 0.1%
12,000	Oracle Corp.	A	5.250%	01/15/16	13,809

	Telecommunications – 1.3%
50,000	AT&T, Inc.	A	5.100%	09/15/14	55,449
10,000	AT&T, Inc.	A	5.625%	06/15/16	11,501
4,000	Cisco Systems, Inc.	A+	5.500%	02/22/16	4,676
10,000	Embarq Corp.	BBB-	7.082%	06/01/16	11,287
36,000	Verizon Global Funding Corp.	A	7.375%	09/01/12	40,034
10,000	Verizon Global Funding Corp.	A	7.750%	12/01/30	12,738
					135,685

	Transportation – 0.3%
5,000	Burlington Northern Santa Fe LLC	BBB+	5.750%	03/15/18	5,754
5,000	Burlington Northern Santa Fe LLC	BBB+	6.150%	05/01/37	5,558
8,000	CSX Corp.	BBB-	6.150%	05/01/37	8,643
8,000	Norfolk Southern Corp.	BBB+	7.050%	05/01/37	9,939
5,000	Union Pacific Corp.	BBB+	5.650%	05/01/17	5,700
					35,594
	Total Corporate Bonds – 21.6% (Cost $2,201,906)				2,310,837

	U.S. Government and Agency Securities – 76.9%
	Mortgage Backed Securities – 32.8%
190,000	Fannie Mae (b)	NR	4.500%	TBA	200,361
200,000	Fannie Mae (b)	NR	4.500%	TBA	208,250
125,000	Fannie Mae (b)	NR	5.000%	TBA	133,086
270,000	Fannie Mae (b)	NR	5.000%	TBA	286,327
135,000	Fannie Mae (b)	NR	5.500%	TBA	146,728
610,000	Fannie Mae (b)	NR	5.500%	TBA	655,750
340,000	Fannie Mae (b)	NR	6.000%	TBA	370,016

See notes to financial statements.

34 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$150,000	Fannie Mae (b)	NR	6.500%	TBA	$166,430
275,000	Freddie Mac (b)	NR	5.000%	TBA	290,727
400,000	Freddie Mac (b)	NR	5.500%	TBA	428,562
340,000	Freddie Mac (b)	NR	6.000%	TBA	368,687
120,000	Ginnie Mae (b)	NR	5.000%	TBA	128,569
120,000	Ginnie Mae (b)	NR	5.500%	TBA	130,462
					3,513,955

	U.S. Government Agency Securities – 5.2%
59,000	Fannie Mae	AAA	4.875%	12/15/16	68,466
40,000	Fannie Mae	AAA	5.375%	06/12/17	47,406
15,000	Fannie Mae	AAA	7.250%	05/15/30	20,994
6,000	Fannie Mae	AAA	6.625%	11/15/30	7,939
23,000	Fannie Mae	AAA	5.625%	07/15/37	27,225
24,000	Federal Farm Credit Bank	AAA	3.875%	10/07/13	26,080
30,000	Federal Home Loan Bank System	AAA	4.875%	11/18/11	31,271
20,000	Federal Home Loan Bank System, Ser. 312	AAA	5.750%	05/15/12	21,524
5,000	Federal Home Loan Bank System	AAA	3.125%	12/13/13	5,328
40,000	Federal Home Loan Bank System	AAA	4.750%	12/16/16	46,160
20,000	Federal Home Loan Bank System	AAA	5.000%	11/17/17	23,393
32,000	Freddie Mac	AAA	5.125%	07/15/12	34,357
24,000	Freddie Mac	AAA	4.500%	01/15/13	25,954
59,000	Freddie Mac	AAA	4.125%	09/27/13	64,464
6,000	Freddie Mac	AAA	4.500%	01/15/14	6,667
40,000	Freddie Mac	AAA	5.000%	07/15/14	45,673
44,000	Tennessee Valley Authority, Ser. E	AAA	6.750%	11/01/25	57,723
					560,624

	U.S. Treasury Securities – 38.9%
19,800	United States Treasury Note/Bond	NR	1.750%	11/15/11	20,074
19,800	United States Treasury Note/Bond	NR	0.750%	11/30/11	19,888
19,800	United States Treasury Note/Bond	NR	1.000%	12/31/11	19,945
39,600	United States Treasury Note/Bond	NR	4.875%	02/15/12	41,775
227,000	United States Treasury Note/Bond	NR	1.000%	03/31/12	229,004
35,700	United States Treasury Note/Bond	NR	1.375%	05/15/12	36,223
14,000	United States Treasury Note/Bond	NR	1.875%	06/15/12	14,322
95,000	United States Treasury Note/Bond	NR	0.625%	06/30/12	95,345
19,800	United States Treasury Note/Bond	NR	1.500%	07/15/12	20,162
17,800	United States Treasury Note/Bond	NR	1.750%	08/15/12	18,204
105,000	United States Treasury Note/Bond	NR	1.375%	09/15/12	106,760
80,000	United States Treasury Note/Bond	NR	0.375%	09/30/12	79,916
29,700	United States Treasury Note/Bond	NR	4.250%	09/30/12	31,780
120,800	United States Treasury Note/Bond	NR	1.375%	11/15/12	122,938
29,700	United States Treasury Note/Bond	NR	4.000%	11/15/12	31,778
116,900	United States Treasury Note/Bond	NR	1.125%	12/15/12	118,416
79,300	United States Treasury Note/Bond	NR	2.875%	01/31/13	83,445
15,900	United States Treasury Note/Bond	NR	3.875%	02/15/13	17,091
99,100	United States Treasury Note/Bond	NR	1.375%	03/15/13	100,996
49,500	United States Treasury Note/Bond	NR	3.625%	05/15/13	53,282
51,500	United States Treasury Note/Bond	NR	4.250%	11/15/13	56,883
71,300	United States Treasury Note/Bond	NR	4.000%	02/15/14	78,553
186,200	United States Treasury Note/Bond	NR	2.625%	07/31/14	197,314
49,500	United States Treasury Note/Bond	NR	4.250%	08/15/14	55,386
296,500	United States Treasury Note/Bond	NR	2.500%	03/31/15	312,738
297,200	United States Treasury Note/Bond	NR	2.500%	04/30/15	313,314
100,000	United States Treasury Note/Bond	NR	1.875%	06/30/15	102,523
81,200	United States Treasury Note/Bond	NR	5.125%	05/15/16	96,216
61,400	United States Treasury Note/Bond	NR	4.625%	11/15/16	71,358
39,600	United States Treasury Note/Bond	NR	3.125%	04/30/17	42,381
61,400	United States Treasury Note/Bond	NR	4.750%	08/15/17	71,910
9,900	United States Treasury Note/Bond	NR	4.250%	11/15/17	11,281
144,600	United States Treasury Note/Bond	NR	3.500%	02/15/18	157,444
35,700	United States Treasury Note/Bond	NR	9.125%	05/15/18	52,964
107,000	United States Treasury Note/Bond	NR	4.000%	08/15/18	120,158
93,100	United States Treasury Note/Bond	NR	3.750%	11/15/18	102,730
47,600	United States Treasury Note/Bond	NR	2.750%	02/15/19	48,749
49,500	United States Treasury Note/Bond	NR	8.875%	02/15/19	73,840
35,700	United States Treasury Note/Bond	NR	3.125%	05/15/19	37,438
27,700	United States Treasury Note/Bond	NR	3.625%	08/15/19	30,065
28,600	United States Treasury Note/Bond	NR	3.375%	11/15/19	30,383
109,300	United States Treasury Note/Bond	NR	3.625%	02/15/20	118,121
41,600	United States Treasury Note/Bond	NR	8.750%	08/15/20	63,238
6,000	United States Treasury Note/Bond	NR	7.875%	02/15/21	8,723
19,800	United States Treasury Note/Bond	NR	8.125%	08/15/21	29,394
43,600	United States Treasury Note/Bond	NR	8.000%	11/15/21	64,290
33,700	United States Treasury Note/Bond	NR	6.250%	08/15/23	44,289
29,700	United States Treasury Note/Bond	NR	7.500%	11/15/24	43,492
35,700	United States Treasury Note/Bond	NR	6.625%	02/15/27	49,143
45,600	United States Treasury Note/Bond	NR	6.375%	08/15/27	61,446
39,600	United States Treasury Note/Bond	NR	6.125%	11/15/27	52,080
11,900	United States Treasury Note/Bond	NR	6.125%	08/15/29	15,747
9,500	United States Treasury Note/Bond	NR	5.375%	02/15/31	11,599
39,600	United States Treasury Note/Bond	NR	4.500%	02/15/36	42,793
33,700	United States Treasury Note/Bond	NR	4.500%	05/15/38	36,222
53,200	United States Treasury Note/Bond	NR	4.375%	11/15/39	55,744

See notes to financial statements.

Semiannual Report | November 30, 2010 | 35

Portfolio of Investments (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	U.S. Treasury Securities (continued)
$59,300	United States Treasury Note/Bond	NR	4.625%	02/15/40	$64,776
70,000	United States Treasury Note/Bond	NR	4.375%	05/15/40	73,336
					4,159,405

	Total U.S. Government and Agency Securities – 76.9%
	(Cost $8,086,442)				8,233,984
	Total Investments – 98.5%
	(Cost $10,288,348)				10,544,821
	Other Assets in excess of Liabilities – 1.5%				157,102
	Net Assets – 100.0%				$10,701,923

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

MTN – Mid-Term Note

PLC – Public Limited Company

REIT – Real Estate Investment Trust

TBA – To be announced; maturity date has not yet been established.

ULC – Unlimited Liability Company

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010 this security amounted to $13,135 which represents 0.1% of net assets.

(b) When-Issued Security.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor’s. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor’s or Moody’s. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa. Ratings are unaudited.

See notes to financial statements.

36 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Short-Term Investments – 102.7%
	Commercial Paper – 47.0%
$150,000	American Honda Finance Co.	A-1+	0.213%	12/07/10	$149,992
150,000	Autobahn Funding Corp.	A-1+	0.247%	12/08/10	149,991
150,000	Banco Bilbao	A-1+	0.360%	12/01/10	149,998
150,000	Barton Capital Corp.	A-1+	0.242%	01/13/11	149,952
100,000	BNZ International Funding Ltd.	A-1+	0.267%	01/18/11	99,963
150,000	BPCE	A-1+	0.262%	01/04/11	149,958
150,000	Bryant Park Fund	A-1+	0.219%	12/08/10	149,991
300,000	Cancara Asset Securitization	A-1+	0.236%	12/08/10	299,982
150,000	Commonwealth Bank	A-1+	0.191%	12/02/10	149,998
150,000	Intesa Funding LLC, Ser. GMTN	A-1+	0.229%	12/01/10	149,999
150,000	Intesa Funding LLC	A-1+	0.283%	01/03/11	149,960
150,000	Lloyds TSB Bank	A-1+	0.254%	12/14/10	149,985
150,000	LMA Americas LLC	A-1+	0.252%	01/24/11	149,933
150,000	Société Générale	A-1+	0.272%	01/03/11	149,960
140,000	Thames Asset Global Securitization	A-1+	0.272%	01/18/11	139,944
					2,339,606

	Corporate Bonds – 9.0%
200,000	Bank of America Corp.	NR	4.375%	12/01/10	200,000
125,000	General Electric Capital Corp.	AAA	1.625%	01/07/11	125,168
125,000	JPMorgan Chase & Co.	A+	4.600%	01/17/11	125,646
					450,814

	U.S. Government and Agency Securities – 46.7%
100,000	Fannie Mae Discount Notes	NR	0.228%	04/25/11	99,927
125,000	Federal Home Loan Banks	AAA	3.000%	12/10/10	125,089
300,000	United States Treasury Bill	NR	0.343%	12/16/10	299,987
196,000	United States Treasury Bill	NR	0.141%	12/16/10	195,992
300,000	United States Treasury Bill	NR	0.123%	02/03/11	299,928
190,000	United States Treasury Bill	NR	0.117%	02/10/11	189,949
150,000	United States Treasury Bill	NR	0.161%	03/03/11	149,941
490,000	United States Treasury Bill	NR	0.158%	03/31/11	489,739
475,000	United States Treasury Note	NR	0.875%	04/30/11	476,355
					2,326,907

	Total Short-Term Investments – 102.7%
	(Cost $5,117,200)				5,117,327

	Total Investments – 102.7%
	(Cost $5,117,200)				5,117,327
	Liabilities in excess of Other Assets – (2.7%)				(135,057)
	Net Assets – 100.0%				$4,982,270

LLC – Limited Liability Company

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, US Treasury securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 37

Portfolio of Investments (unaudited) continued

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 98.7%
	Auto Manufacturers – 4.3
$606,000	Daimler Finance North America LLC	BBB+	7.750%	01/18/11	$611,244
337,000	Daimler Finance North America LLC, Ser. MTN	BBB+	5.750%	09/08/11	349,645
					960,889

	Banks – 25.4%
456,000	Bank of America Corp.	A-	7.400%	01/15/11	459,603
141,000	Capital One Financial Corp., Ser. MTN	BBB	5.700%	09/15/11	146,037
656,000	Citigroup, Inc.	A	6.500%	01/18/11	660,849
456,000	Citigroup, Inc.	A	5.125%	02/14/11	459,992
656,000	Goldman Sachs Group, Inc. (a)	A	6.875%	01/15/11	660,893
555,000	JPMorgan Chase & Co.	A	6.750%	02/01/11	560,559
504,000	JPMorgan Chase & Co.	A+	5.600%	06/01/11	516,867
962,000	Morgan Stanley	A	6.750%	04/15/11	983,107
275,000	US Bank NA, Ser. BKNT	A+	6.375%	08/01/11	285,768
215,000	Wachovia Corp.	AA-	5.350%	03/15/11	218,036
404,000	Wells Fargo & Co.	AA-	4.875%	01/12/11	405,975
153,000	Wells Fargo & Co.	AA-	5.300%	08/26/11	158,328
100,000	Wells Fargo Bank NA, Ser. BKNT	AA-	6.450%	02/01/11	100,955
					5,616,969

	Computers – 1.1%
246,000	Hewlett-Packard Co.	A	2.250%	05/27/11	248,582

	Diversified Financial Services – 20.5%
79,000	Bear Stearns Cos. LLC	A+	5.500%	08/15/11	81,762
122,000	Boeing Capital Corp.	A	6.100%	03/01/11	123,744
474,000	Countrywide Home Loans, Inc., Ser. L MTN	A	4.000%	03/22/11	478,904
857,000	Credit Suisse USA, Inc.	A+	6.125%	11/15/11	901,110
404,000	General Electric Capital Corp.	AA+	5.000%	11/15/11	420,616
504,000	General Electric Capital Corp., Ser. A MTN	AA+	6.125%	02/22/11	510,276
354,000	General Electric Capital Corp., Ser. G MTN	AA+	5.500%	04/28/11	361,303
557,000	HSBC Finance Corp.	A	6.750%	05/15/11	571,925
557,000	HSBC Finance Corp.	A	6.375%	10/15/11	582,295
246,000	Merrill Lynch & Co., Inc., Ser. MTN	A	5.770%	07/25/11	253,947
246,000	Toyota Motor Credit Corp.	AA	5.450%	05/18/11	251,945
					4,537,827

	Electric – 2.2%
169,000	FPL Group Capital, Inc.	BBB+	5.625%	09/01/11	175,121
301,000	Progress Energy, Inc.	BBB	7.100%	03/01/11	305,831
					480,952

	Food – 3.3%
706,000	Kraft Foods, Inc.	BBB-	5.625%	11/01/11	736,477

	Mining – 2.2%
456,000	Freeport-McMoRan Copper & Gold, Inc. (b)	BBB-	8.250%	04/01/15	483,229

	Miscellaneous Manufacturing – 3.9%
656,000	3M Co., Ser. MTN	AA-	4.500%	11/01/11	681,620
184,000	Tyco International Finance SA (Luxembourg)	A-	6.750%	02/15/11	186,265
					867,885

	Oil & Gas – 4.0%
246,000	BP Capital Markets PLC (United Kingdom)	A	1.550%	08/11/11	247,187
606,000	Devon Financing Corp. ULC (Canada)	BBB+	6.875%	09/30/11	636,180
					883,367

	Pharmaceuticals – 7.2%
554,000	Abbott Laboratories	AA	5.600%	05/15/11	567,557
456,000	Merck & Co., Inc.	AA	1.875%	06/30/11	460,144
557,000	Wyeth	AA	6.950%	03/15/11	567,565
					1,595,266
	Pipelines – 0.6%
121,000	Williams Cos., Inc.	BB+	7.125%	09/01/11	124,698

	Retail – 4.7%
184,000	CVS Caremark Corp.	BBB+	5.750%	08/15/11	190,477
88,000	Home Depot, Inc.	BBB+	5.200%	03/01/11	89,025
755,000	Wal-Mart Stores, Inc.	AA	4.125%	02/15/11	760,958
					1,040,460

	Software – 2.5%
555,000	Oracle Corp.	A	5.000%	01/15/11	558,065

	Telecommunications – 16.8%
404,000	AT&T Corp.	A	7.300%	11/15/11	429,257
351,000	AT&T, Inc.	A	6.250%	03/15/11	356,841
332,000	BellSouth Corp.	A	6.000%	10/15/11	347,662
756,000	Cellco Partnership / Verizon Wireless Capital LLC	A	3.750%	05/20/11	767,202
806,000	Cisco Systems, Inc.	A+	5.250%	02/22/11	814,632
805,000	New Cingular Wireless Services, Inc.	A	7.875%	03/01/11	819,748
185,000	TELUS Corp. (Canada)	BBB+	8.000%	06/01/11	191,101
					3,726,443
	Total Long-Term Investments – 98.7%
	(Cost $21,838,641)				21,861,109

See notes to financial statements.

38 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF (continued)

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned (c) – 2.5%
	Money Market Fund – 2.5%
566,040	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
	(Cost $566,040)	$566,040

	Total Investments – 101.2%
	(Cost $22,404,681)	22,427,149
	Liabilities in excess of Other Assets – (1.2%)	(273,857)
	Net Assets – 100.0%	$22,153,292

LLC – Limited Liability Company

NA – National Association

PLC – Public Limited Company

SA – Corporation

ULC – Unlimited Liability Company

(a)	Security, or portion thereof, was on loan at November 30, 2010.

(b)	Security has a call date of 4/1/2011 at $104.125.

(c)	At November 30, 2010, the total market value of the Fund’s securities on loan was $551,852 and the total market value of the collateral held by the Fund was $566,040.

(d)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc.is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or it shares.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 39

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 97.8%
	Aerospace/Defense – 1.1%
$293,000	Boeing Co. (The)	A	1.875%	11/20/12	$299,068

	Auto Manufacturers – 1.6%
421,000	Daimler Finance North America LLC	BBB+	7.300%	01/15/12	450,092

	Banks – 27.1%
150,000	American Express Bank FSB	BBB+	5.550%	10/17/12	160,734
250,000	American Express Centurion Bank	BBB+	5.550%	10/17/12	267,889
522,000	Bank of America Corp.	A	6.250%	04/15/12	552,784
286,000	Bank of New York Mellon Corp. (The)	AA-	4.950%	11/01/12	308,346
200,000	Barclays Bank PLC (United Kingdom)	AA-	5.450%	09/12/12	215,446
130,000	BB&T Corp.	A	3.850%	07/27/12	135,664
130,000	BNP Paribas / BNP Paribas US Medium-Term Note Program LLC (France)	AA	2.125%	12/21/12	132,885
471,000	Citigroup, Inc.	A	5.300%	10/17/12	501,340
260,000	Citigroup, Inc.	A	5.500%	08/27/12	277,045
260,000	Citigroup, Inc.	A-	5.625%	08/27/12	274,386
260,000	Citigroup, Inc.	A	6.000%	02/21/12	273,211
500,000	Deutsche Bank AG (Germany)	A+	5.375%	10/12/12	538,569
395,000	Goldman Sachs Group, Inc. (The)	A	5.450%	11/01/12	425,100
498,000	Goldman Sachs Group, Inc. (The)	A	5.700%	09/01/12	534,214
447,000	Goldman Sachs Group, Inc. (The)	A	6.600%	01/15/12	473,803
194,000	HSBC Holdings PLC (United Kingdom)	A	5.250%	12/12/12	207,038
721,000	JPMorgan Chase & Co.	A+	5.375%	10/01/12	774,529
200,000	Morgan Stanley	A	5.750%	08/31/12	213,118
655,000	Morgan Stanley	A	6.600%	04/01/12	700,958
22,000	Regions Financial Corp.	BB	6.375%	05/15/12	21,347
471,000	Wells Fargo & Co.	AA-	5.250%	10/23/12	506,639
					7,495,045

	Beverages – 1.3%
340,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	3.000%	10/15/12	352,285

	Building Materials – 1.5%
395,000	CRH America, Inc.	BBB+	6.950%	03/15/12	417,839

	Chemicals – 1.8%
456,000	Dow Chemical Co. (The)	BBB-	4.850%	08/15/12	483,546

	Computers – 2.6%
130,000	Hewlett-Packard Co.	A	4.250%	02/24/12	135,678
526,000	International Business Machines Corp.	A+	4.750%	11/29/12	568,496
					704,174

	Cosmetics/Personal Care – 1.0%
260,000	Procter & Gamble Co. (The)	AA-	1.375%	08/01/12	263,328

	Diversified Financial Services – 22.4%
631,000	Bear Stearns Cos. LLC (The)	A+	6.950%	08/10/12	691,751
182,000	Boeing Capital Corp.	A	6.500%	02/15/12	194,475
312,000	Countrywide Financial Corp.	A	5.800%	06/07/12	328,041
447,000	Credit Suisse USA, Inc.	A+	6.500%	01/15/12	474,525
324,000	General Electric Capital Corp.	AA+	3.500%	08/13/12	336,381
708,000	General Electric Capital Corp.	AA+	5.250%	10/19/12	760,025
526,000	General Electric Capital Corp.	AA+	5.875%	02/15/12	555,409
734,000	General Electric Capital Corp.	AA+	6.000%	06/15/12	787,260
324,000	HSBC Finance Corp.	A	6.375%	11/27/12	352,540
286,000	HSBC Finance Corp.	A	7.000%	05/15/12	307,514
150,000	IBM International Group Capital LLC	A+	5.050%	10/22/12	162,103
390,000	John Deere Capital Corp	A	7.000%	03/15/12	421,384
447,000	Merrill Lynch & Co., Inc.	A	6.050%	08/15/12	474,623
324,000	National Rural Utilities Cooperative Finance Corp.	A	7.250%	03/01/12	349,456
					6,195,487

	Electric – 4.5%
194,000	Commonwealth Edison Co.	A-	6.150%	03/15/12	206,741
369,000	Duke Energy Carolinas LLC	A-	6.250%	01/15/12	391,882
100,000	Georgia Power Co.	A	5.125%	11/15/12	107,873
260,000	PSEG Power LLC	BBB	6.950%	06/01/12	282,134
30,000	Southern Co.	A-	5.300%	01/15/12	31,468
194,000	Virginia Electric and Power Co.	A-	5.100%	11/30/12	209,702
					1,229,800

	Food – 4.1%
260,000	General Mills, Inc.	BBB+	5.650%	09/10/12	281,335
260,000	HJ Heinz Finance Co.	BBB	6.000%	03/15/12	276,130
194,000	Kellogg Co.	BBB+	5.125%	12/03/12	209,059
342,000	Kraft Foods, Inc.	BBB-	6.250%	06/01/12	367,581
					1,134,105

	Forest Products & Paper – 0.9%
234,000	Weyerhaeuser Co.	BBB-	6.750%	03/15/12	247,900

	Insurance – 1.2%
324,000	Berkshire Hathaway Finance Corp.	AA+	4.750%	05/15/12	342,720

	Media – 5.6%
342,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc. (a)	BBB-	7.625%	05/15/16	381,760
341,000	Time Warner Cable, Inc.	BBB	5.400%	07/02/12	363,320
472,000	Time Warner, Inc.	BBB	6.875%	05/01/12	510,502
260,000	Walt Disney Co. (The)	A	6.375%	03/01/12	277,978
					1,533,560

	Mining – 1.9%
476,000	Freeport-McMoRan Copper & Gold, Inc. (b)	BBB-	8.375%	04/01/17	532,353

See notes to financial statements.

40 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value

	Miscellaneous Manufacturing – 0.5%
$130,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.000%	10/01/12	$139,439

	Oil & Gas – 4.6%
456,000	BP Capital Markets PLC
	(United Kingdom)	A	3.125%	03/10/12	466,515
632,000	Chevron Corp.	AA	3.450%	03/03/12	652,429
130,000	ConocoPhillips	A	4.750%	10/15/12	139,847
					1,258,791

	Pharmaceuticals – 6.4%
260,000	Abbott Laboratories	AA	5.150%	11/30/12	282,599
395,000	AstraZeneca PLC (United Kingdom)	AA-	5.400%	09/15/12	428,312
194,000	Eli Lilly & Co.	AA-	6.000%	03/15/12	207,604
815,000	Pfizer, Inc.	AA	4.450%	03/15/12	853,799
					1,772,314

	Retail – 1.5%
390,000	Costco Wholesale Corp.	A+	5.300%	03/15/12	412,430

	Software – 0.7%
194,000	Intuit, Inc.	BBB	5.400%	03/15/12	204,148

	Telecommunications – 5.5%
293,000	AT&T, Inc.	A	5.875%	02/01/12	310,021
476,000	New Cingular Wireless Services, Inc.	A	8.125%	05/01/12	523,497
369,000	Qwest Corp.	BBB-	8.875%	03/15/12	402,210
260,000	Verizon Global Funding Corp.	A	7.375%	09/01/12	289,136
					1,524,864

	Total Investments – 97.8% (Cost $26,894,781)				26,993,288
	Other Assets in excess of Liabilities – 2.2%				612,954
	Net Assets – 100.0%				$27,606,242

AG – Stock Corporation

LLC – Limited Liability Company

PLC – Public Limited Company

SA – Stock Company

(a) Security has a call date of 5/15/12 at $103.813.

(b) Security has a call date of 4/01/12 at $104.188.

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 41

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 98.7%
	Aerospace/Defense – 0.6%
$117,000	General Dynamics Corp.	A	4.250%	05/15/13	$126,655

	Agriculture – 3.2%
236,000	Altria Group, Inc.	BBB	8.500%	11/10/13	281,501
379,000	Philip Morris International, Inc.	A	4.875%	05/16/13	414,107
					695,608

	Auto Manufacturers – 1.5%
291,000	Daimler Finance North America LLC	BBB+	6.500%	11/15/13	332,699

	Banks – 30.2%
150,000	American Express Bank FSB, Ser. BKNT	BBB+	5.500%	04/16/13	162,150
177,000	Bank of America Corp.	A-	4.750%	08/15/13	185,898
190,000	Bank of America Corp., Ser. MTN	A	4.900%	05/01/13	200,137
177,000	Bank of New York Mellon Corp. (The)	AA-	5.125%	08/27/13	195,710
198,000	Bank of Nova Scotia (Canada)	AA-	2.250%	01/22/13	203,098
200,000	Barclays Bank PLC (United Kingdom)	AA-	2.500%	01/23/13	203,655
236,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.450%	09/13/13	237,425
471,000	Citigroup, Inc.	A	5.500%	04/11/13	505,143
308,000	Citigroup, Inc.	A	6.500%	08/19/13	339,936
236,000	Citigroup, Inc.	A	6.000%	12/13/13	258,308
337,000	Credit Suisse (Switzerland), Ser. MTN	A+	5.000%	05/15/13	364,605
556,000	Deutsche Bank AG (Germany), Ser. GMTN	A+	4.875%	05/20/13	599,913
198,000	Goldman Sachs Group, Inc. (The)	A	4.750%	07/15/13	211,464
272,000	Goldman Sachs Group, Inc. (The)	A	5.250%	10/15/13	294,899
177,000	JPMorgan Chase & Co.	A	5.750%	01/02/13	192,279
255,000	JPMorgan Chase & Co.	A+	4.750%	05/01/13	274,036
177,000	KeyCorp, Ser. MTN	BBB+	6.500%	05/14/13	193,576
272,000	Morgan Stanley	A	5.300%	03/01/13	292,154
291,000	Royal Bank of Canada (Canada), Ser. MTN	AA-	2.100%	07/29/13	298,918
177,000	Royal Bank of Scotland PLC (The) (United Kingdom), Ser. 2	A+	3.400%	08/23/13	180,095
177,000	US Bancorp	A+	2.000%	06/14/13	180,926
455,000	Wachovia Corp., Ser. MTN	AA-	5.500%	05/01/13	498,271
308,000	Wells Fargo & Co.	AA-	4.375%	01/31/13	327,706
147,000	Wells Fargo & Co.	A+	4.950%	10/16/13	158,405
					6,558,707

	Beverages – 2.5%
117,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	2.500%	03/26/13	120,234
147,000	Diageo Capital PLC (United Kingdom)	A-	5.200%	01/30/13	160,196
236,000	PepsiCo, Inc.	A-	4.650%	02/15/13	255,693
					536,123

	Chemicals – 5.2%
177,000	EI du Pont de Nemours & Co.	A	5.000%	07/15/13	195,108
235,000	Hewlett-Packard Co.	A	4.500%	03/01/13	253,070
177,000	HP Enterprise Services LLC, Ser. B	A	6.000%	08/01/13	199,586
200,000	International Business Machines Corp.	A+	2.100%	05/06/13	206,198
250,000	International Business Machines Corp.	A+	6.500%	10/15/13	288,047
					1,142,009

	Diversified Financial Services – 17.6%
177,000	Allstate Life Global Funding Trusts,
	Ser. MTN	A+	5.375%	04/30/13	194,055
434,000	American Express Credit Corp., Ser. C	BBB+	7.300%	08/20/13	491,602
177,000	Caterpillar Financial Services Corp., Ser. MTN	A	4.250%	02/08/13	189,117
147,000	CME Group, Inc.	AA	5.400%	08/01/13	163,234
177,000	Credit Suisse USA, Inc.	A+	5.500%	08/15/13	195,671
177,000	General Electric Capital Corp.	AA+	2.800%	01/08/13	181,483
255,000	General Electric Capital Corp.	AA+	4.800%	05/01/13	272,634
236,000	General Electric Capital Corp.	AA+	1.875%	09/16/13	237,205
308,000	General Electric Capital Corp., Ser. MTNA	AA+	5.450%	01/15/13	332,996
177,000	HSBC Finance Corp.	A	4.750%	07/15/13	187,504
236,000	John Deere Capital Corp., Ser. MTN	A	4.900%	09/09/13	259,599
471,000	Merrill Lynch & Co., Inc.	A	5.450%	02/05/13	496,063
177,000	National Rural Utilities Cooperative Finance Corp.	A+	5.500%	07/01/13	196,365
177,000	NYSE Euronext	A+	4.800%	06/28/13	192,237
236,000	SLM Corp., Ser. MTNA	BBB-	5.000%	10/01/13	234,382
					3,824,147

	Electric – 0.9%
177,000	Consolidated Edison Co. of New York, Inc., Ser. 02-B	A-	4.875%	02/01/13	191,118

	Food – 0.9%
177,000	Kraft Foods, Inc.	BBB-	5.250%	10/01/13	195,086

	Insurance – 2.9%
236,000	Berkshire Hathaway Finance Corp.	AA+	4.600%	05/15/13	254,762
177,000	Berkshire Hathaway Finance Corp.	AA+	5.000%	08/15/13	195,172
177,000	Prudential Financial, Inc., Ser. MTN	A	2.750%	01/14/13	180,795
					630,729

	Iron/Steel – 2.0%
416,000	ArcelorMittal (Luxembourg)	BBB-	5.375%	06/01/13	443,520

	Media – 3.2%
198,000	Comcast Cable Communications
	Holdings, Inc.	BBB+	8.375%	03/15/13	227,768
236,000	Time Warner Cable, Inc.	BBB	6.200%	07/01/13	264,400
177,000	Walt Disney Co. (The)	A	4.500%	12/15/13	195,389
					687,557

See notes to financial statements.

42 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value

	Mining – 0.6%
$117,000	Barrick Gold Financeco LLC (Canada)	A-	6.125%	09/15/13	$132,126

	Miscellaneous Manufacturing – 4.2%
236,000	3M Co., Ser. MTN	AA-	4.375%	08/15/13	258,901
489,000	General Electric Co.	AA+	5.000%	02/01/13	526,136
117,000	Tyco International Finance SA (Luxembourg)	A-	6.000%	11/15/13	131,530
					916,567

	Oil & Gas – 4.4%
290,000	BP Capital Markets PLC (United Kingdom)	A	5.250%	11/07/13	315,490
145,000	Occidental Petroleum Corp.	A	7.000%	11/01/13	169,604
308,000	Shell International Finance BV (Netherlands)	AA	1.875%	03/25/13	314,296
147,000	Transocean, Inc. (Switzerland)	BBB	5.250%	03/15/13	155,515
					954,905

	Oil & Gas Services – 0.9%
177,000	Baker Hughes, Inc.	A	6.500%	11/15/13	203,749

	Pharmaceuticals – 4.2%
471,000	GlaxoSmithKline Capital, Inc.	A+	4.850%	05/15/13	515,141
380,000	Novartis Capital Corp.	AA-	1.900%	04/24/13	388,806
					903,947

	Retail – 4.0%
177,000	Home Depot, Inc.	BBB+	5.250%	12/16/13	195,828
177,000	Walgreen Co.	A	4.875%	08/01/13	195,428
236,000	Wal-Mart Stores, Inc.	AA	4.250%	04/15/13	255,253
216,000	Wal-Mart Stores, Inc.	AA	4.550%	05/01/13	234,968
					881,477

	Software – 1.0%
198,000	Oracle Corp.	A	4.950%	04/15/13	217,225

	Telecommunications – 7.2%
272,000	AT&T, Inc.	A	4.950%	01/15/13	293,085
180,000	AT&T, Inc.	A	6.700%	11/15/13	207,033
236,000	Deutsche Telekom International
	Finance BV (Netherlands)	BBB+	5.250%	07/22/13	258,285
236,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	11/15/13	249,662
501,000	Verizon Communications, Inc.	A	5.250%	04/15/13	549,705
					1,557,770

	Transportation – 1.5%
310,000	United Parcel Service, Inc.	AA-	4.500%	01/15/13	333,478

	Total Investments – 98.7%
	(Cost $21,387,079)				21,465,202
	Other Assets in excess of Liabilities – 1.3%				275,904
	Net Assets – 100.0%				$21,741,106

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

PLC – Public Limited Company

SA – Corporation

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, US Treasury securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 43

Portfolio of Investments (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 98.3%
	Aerospace/Defense – 3.3%
$457,000	General Dynamics Corp.	A	5.250%	2/1/14	$512,755

	Agriculture – 2.5%
329,000	Philip Morris International, Inc.	A	6.875%	3/17/14	385,312

	Banks – 32.8%
525,000	Bank of America Corp.	A	7.375%	5/15/14	587,072
100,000	Barclays Bank PLC (United Kingdom)	AA-	5.200%	7/10/14	109,424
304,000	Citigroup, Inc.	A	5.125%	5/5/14	325,844
456,000	Citigroup, Inc.	A	6.375%	8/12/14	505,512
733,000	Citigroup, Inc.	A-	5.000%	9/15/14	754,576
354,000	Citigroup, Inc.	A	5.500%	10/15/14	384,500
151,000	Goldman Sachs Group, Inc.	A	6.000%	5/1/14	167,781
457,000	JPMorgan Chase & Co.	A+	4.650%	6/1/14	494,507
354,000	JPMorgan Chase & Co.	A	5.125%	9/15/14	382,451
708,000	Morgan Stanley	A-	4.750%	4/1/14	736,158
277,000	Wachovia Corp.	A+	5.250%	8/1/14	298,340
354,000	Wells Fargo & Co., Ser. I	AA-	3.750%	10/1/14	373,972
					5,120,137

	Beverages – 4.6%
277,000	Bottling Group LLC	A	6.950%	3/15/14	326,294
329,000	Diageo Capital PLC (United Kingdom)	A-	7.375%	1/15/14	385,890
					712,184

	Chemicals – 2.3%
304,000	Dow Chemical Co.	BBB-	7.600%	5/15/14	355,308

	Computers – 2.2%
304,000	Hewlett-Packard Co.	A	6.125%	3/1/14	347,522

	Diversified Financial Services – 10.9%
277,000	American Express Credit Corp.	BBB+	5.125%	8/25/14	301,553
304,000	Bear Stearns Cos. LLC	A+	5.700%	11/15/14	338,623
304,000	Caterpillar Financial Services Corp.	A	6.125%	2/17/14	348,882
354,000	General Electric Capital Corp.	AA+	5.900%	5/13/14	395,468
304,000	Merrill Lynch & Co., Inc.	A	5.450%	7/15/14	323,838
					1,708,364

	Electric – 2.5%
354,000	Pacific Gas & Electric Co.	BBB+	4.800%	3/1/14	386,869

	Media – 1.8%
252,000	COX Communications, Inc.	BBB-	5.450%	12/15/14	282,046

	Mining – 2.5%
304,000	Teck Resources Ltd. (Canada) (a)	BBB	10.750%	5/15/19	395,787

	Oil & Gas – 7.0%
404,000	Chevron Corp.	AA	3.950%	3/3/14	437,865
507,000	Shell International Finance BV (Netherlands)	AA	4.000%	3/21/14	545,477
106,000	Statoil ASA (Norway)	AA-	2.900%	10/15/14	111,480
					1,094,822

	Pharmaceuticals – 8.0%
329,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	4/15/14	361,054
430,000	Novartis Capital Corp.	AA-	4.125%	2/10/14	465,429
379,000	Wyeth	AA	5.500%	2/1/14	428,038
					1,254,521

	Retail – 3.4%
430,000	Staples, Inc.	BBB	9.750%	1/15/14	528,013

	Software – 2.1%
304,000	Microsoft Corp.	AAA	2.950%	6/1/14	320,153

	Telecommunications – 12.4%
430,000	AT&T, Inc.	A	5.100%	9/15/14	476,866
304,000	BellSouth Corp.	A	5.200%	9/15/14	338,233
682,000	Cellco Partnership / Verizon Wireless Capital LLC	A	5.550%	2/1/14	761,611
202,000	France Telecom SA (France)	A-	4.375%	7/8/14	219,757
126,000	Vodafone Group PLC (United Kingdom)	A-	4.150%	6/10/14	134,550
					1,931,017

	Total Investments – 98.3%
	(Cost $15,177,939)				15,334,810
	Other Assets in excess of Liabilities – 1.7%				268,712
	Net Assets – 100.0%				$15,603,522

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

PLC - Public Limited Company

SA – Limited Liability Company

(a) Security has a call date of 5/15/14 at $105.380.

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See notes to financial statements.

44 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 98.4%
	Aerospace/Defense – 2.8%
$306,000	United Technologies Corp.	A	4.875%	05/01/15	$346,350

	Banks – 31.5%
220,000	Bank of America Corp.	A	4.750%	08/01/15	228,662
465,000	Bank of America Corp.	A	4.500%	04/01/15	477,260
426,000	Bank of Nova Scotia (Canada)	AA-	3.400%	01/22/15	451,680
204,000	BNP Paribas (France)	AA	3.250%	03/11/15	210,282
286,000	Deutsche Bank AG (Germany) (a)	Aa3	3.450%	03/30/15	298,164
211,000	Goldman Sachs Group, Inc.	A	5.125%	01/15/15	226,848
224,000	JPMorgan Chase & Co.	A+	4.750%	03/01/15	242,407
224,000	JPMorgan Chase & Co.	A	5.150%	10/01/15	242,413
509,000	JPMorgan Chase & Co.	A+	3.700%	01/20/15	531,059
651,000	Morgan Stanley, Ser. MTN	A	6.000%	04/28/15	709,466
100,000	PNC Funding Corp.	A	4.250%	09/21/15	106,824
224,000	Wells Fargo & Co.	AA-	3.625%	04/15/15	235,469
					3,960,534

	Beverages – 2.2%
264,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	4.125%	01/15/15	283,407

	Biotechnology – 1.8%
204,000	Genentech, Inc.	AA-	4.750%	07/15/15	229,241

	Chemicals – 4.4%
285,000	Dow Chemical Co.	BBB-	5.900%	02/15/15	319,946
224,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/15	237,424
					557,370

	Diversified Financial Services – 16.4%
366,000	Credit Suisse USA, Inc.	A+	4.875%	01/15/15	399,810
326,000	Credit Suisse USA, Inc.	A+	5.125%	08/15/15	362,960
224,000	General Electric Capital Corp., Ser. MTN	AA+	4.875%	03/04/15	243,190
366,000	HSBC Finance Corp.	A	5.000%	06/30/15	396,561
346,000	Merrill Lynch & Co., Inc., Ser. MTNC	A	5.000%	01/15/15	360,840
285,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/15	301,302
					2,064,663

	Electric – 3.9%
448,000	Exelon Corp.	BBB-	4.900%	06/15/15	487,629

	Healthcare-Products – 2.0%
244,000	Medtronic, Inc.	AA-	3.000%	03/15/15	256,066

	Insurance – 4.2%
183,000	Berkshire Hathaway Finance Corp.	AA+	4.850%	01/15/15	203,622
306,000	Berkshire Hathaway, Inc.	AA+	3.200%	02/11/15	321,095
					524,717

	Media – 3.4%
244,000	Comcast Corp.	BBB+	6.500%	01/15/15	283,108
134,000	DIRECTV Holdings LLC	BBB-	3.550%	03/15/15	138,530
					421,638

	Office/Business Equipment – 2.2%
263,000	Xerox Corp.	BBB-	4.250%	02/15/15	280,282

	Oil & Gas – 6.8%
366,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/15	381,407
427,000	ConocoPhillips	A	4.600%	01/15/15	475,395
					856,802

	Pharmaceuticals – 10.8%
204,000	Merck & Co., Inc.	AA	4.750%	03/01/15	229,905
406,000	Novartis Capital Corp.	AA-	2.900%	04/24/15	425,860
610,000	Pfizer, Inc.	AA	5.350%	03/15/15	698,461
					1,354,226

	Retail – 2.9%
326,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/15	363,836

	Telecommunications – 3.1%
366,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.250%	10/01/15	388,557

	Total Long-Term Investments – 98.4%
	(Cost $12,145,094)				12,375,318

Number of
Shares		Value

	Investments of Collateral for Securities Loaned (b) – 2.4%
	Money Market Fund – 2.4%
306,020	BNY Mellon Securities Lending Overnight Fund, 0.299% (c) (Cost $306,020)	306,020

	Total Investments – 100.8%
	(Cost $12,451,114)	12,681,338
	Liabilities in excess of Other Assets – (0.8%)	(100,066)
	Net Assets – 100.0%	$12,581,272

AG – Stock Corporation

LLC – Limited Liability Company

PLC – Public Limited Company

SA – Limited Liability Company

(a)	Security, or portion thereof, was on loan at November 30, 2010.

(b)	At November 30, 2010, the total market value of the Fund’s securities on loan was $299,110 and the total market value of the collateral held by the Fund was $306,020.

(c)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 45

Portfolio of Investments (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 97.9%
	Banks – 21.6%
$455,000	Bank of America Corp.	A	6.500%	8/1/2016	$494,715
351,000	Barclays Bank PLC (United Kingdom), Ser. 1	AA-	5.000%	9/22/2016	376,616
260,000	BB&T Corp., Ser. MTN	A	3.950%	4/29/2016	271,366
189,000	Citigroup, Inc.	A	5.300%	1/7/2016	201,389
270,000	Goldman Sachs Group, Inc. (The)	A	5.350%	1/15/2016	292,840
150,000	Morgan Stanley, Ser. MTN	A	5.750%	10/18/2016	160,783
228,000	Wachovia Corp.	A+	5.625%	10/15/2016	255,922
					2,053,631

	Building Materials – 4.4%
151,000	CRH America, Inc.	BBB+	6.000%	9/30/2016	166,528
244,000	Masco Corp.	BBB	6.125%	10/3/2016	250,143
					416,671

	Diversified Financial Services – 14.5%
228,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	266,849
228,000	General Electric Capital Corp., Ser. MTN	AA+	5.000%	1/8/2016	247,989
457,000	HSBC Finance Corp.	A	5.500%	1/19/2016	506,453
351,000	Merrill Lynch & Co., Inc.	A-	6.050%	5/16/2016	360,587
					1,381,878

	Electric – 2.8%
228,000	National Grid PLC (United Kingdom)	BBB+	6.300%	8/1/2016	267,050

	Food – 4.6%
412,000	Kraft Foods, Inc.	BBB-	4.125%	2/9/2016	442,541

	Healthcare – Services – 3.1%
259,000	WellPoint, Inc.	A-	5.250%	1/15/2016	291,742

	Insurance – 2.8%
229,000	MetLife, Inc.	A-	6.750%	6/1/2016	269,010

	Media – 3.0%
244,000	Viacom, Inc.	BBB+	6.250%	4/30/2016	285,328

	Oil & Gas – 2.6%
228,000	Anadarko Petroleum Corp.	BBB-	5.950%	9/15/2016	243,589

	Pharmaceuticals – 8.5%
457,000	Abbott Laboratories	AA	5.875%	5/15/2016	543,037
229,000	Wyeth	AA	5.500%	2/15/2016	266,272
					809,309

	Retail – 8.5%
518,000	Home Depot, Inc.	BBB+	5.400%	3/1/2016	592,334
198,000	Macy’s Retail Holdings, Inc.	BB+	5.900%	12/1/2016	213,840
					806,174

	Software – 3.5%
290,000	Oracle Corp.	A	5.250%	1/15/2016	333,710

	Telecommunications – 18.0%
198,000	AT&T, Inc.	A	5.625%	6/15/2016	227,712
488,000	Cisco Systems, Inc.	A+	5.500%	2/22/2016	570,434
262,000	Deutsche Telekom International
	Finance BV (Netherlands)	BBB+	5.750%	3/23/2016	301,410
336,000	Embarq Corp.	BBB	7.082%	6/1/2016	379,245
198,000	Verizon Communications, Inc.	A	5.550%	2/15/2016	228,962
					1,707,763

	Total Investments – 97.9%
	(Cost $9,163,302)				9,308,396
	Other Assets in excess of Liabilities – 2.1%				197,250
	Net Assets – 100.0%				$9,505,646

PLC – Public Limited Company

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See notes to financial statements.

46 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 98.4%
	Aerospace/Defense – 1.3%
$109,000	United Technologies Corp.	A	5.375%	12/15/17	$126,179

	Banks – 35.0%
165,000	Bank of America Corp.	A	6.000%	09/01/17	173,499
380,000	Bank of America Corp.	A	5.750%	12/01/17	394,226
169,000	Capital One Financial Corp.	BBB	6.750%	09/15/17	198,336
139,000	Citigroup, Inc.	A-	5.500%	02/15/17	144,619
215,000	Citigroup, Inc.	A	6.000%	08/15/17	232,731
430,000	Citigroup, Inc.	A	6.125%	11/21/17	469,921
323,000	Deutsche Bank AG (Germany)	A+	6.000%	09/01/17	371,443
122,000	Goldman Sachs Group, Inc.	A-	5.625%	01/15/17	128,622
145,000	Goldman Sachs Group, Inc.	A	6.250%	09/01/17	162,320
100,000	Morgan Stanley, Ser. EMTN	A	5.450%	01/09/17	104,939
323,000	UBS AG, Ser. MTN (Switzerland)	A+	5.875%	12/20/17	361,363
215,000	Wachovia Corp.	AA-	5.750%	06/15/17	241,114
323,000	Wells Fargo & Co.	AA-	5.625%	12/11/17	362,656
					3,345,789

	Beverages – 3.4%
276,000	Coca-Cola Co.	A+	5.350%	11/15/17	321,870

	Chemicals – 0.8%
70,000	Rohm and Haas Co.	BBB-	6.000%	09/15/17	77,853

	Computers – 4.2%
339,000	International Business Machines Corp.	A+	5.700%	09/14/17	399,149

	Diversified Financial Services – 14.3%
169,000	American Express Co.	BBB+	6.150%	08/28/17	191,897
276,000	Bear Stearns Cos. LLC	A+	6.400%	10/02/17	316,485
169,000	General Electric Capital Corp., Ser. MTN	AA+	5.400%	02/15/17	184,975
323,000	General Electric Capital Corp., Ser. MTN	AA+	5.625%	09/15/17	356,271
292,000	Merrill Lynch & Co., Inc.	A	6.400%	08/28/17	313,452
					1,363,080

	Food – 3.1%
245,000	Kraft Foods, Inc.	BBB-	6.500%	08/11/17	292,952

	Healthcare-Products – 2.3%
185,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/17	217,571

	Media— 5.8%
145,000	Comcast Corp.	BBB+	6.300%	11/15/17	171,126
339,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/17	387,730
					558,856

	Miscellaneous Manufacturing – 4.6%
400,000	General Electric Co.	AA+	5.250%	12/06/17	438,365

	Oil & Gas – 6.6%
307,000	Canadian Natural Resources Ltd. (Canada)	BBB	5.700%	05/15/17	356,252
85,000	EOG Resources, Inc.	A-	5.875%	09/15/17	99,496
152,000	Marathon Oil Corp.	BBB+	6.000%	10/01/17	175,761
					631,509

	Pharmaceuticals – 6.6%
245,000	Abbott Laboratories	AA	5.600%	11/30/17	286,499
292,000	AstraZeneca PLC (United Kingdom)	AA-	5.900%	09/15/17	348,153
					634,652

	Pipelines – 1.3%
108,000	Enterprise Products Operating LLC, Ser. L	BBB-	6.300%	09/15/17	123,669

	Retail – 5.4%
169,000	Costco Wholesale Corp.	A+	5.500%	03/15/17	197,963
276,000	CVS Caremark Corp.	BBB+	5.750%	06/01/17	315,743
					513,706

	Telecommunications – 2.7%
230,000	Vodafone Group PLC
	(United Kingdom)	A-	5.625%	02/27/17	261,699

	Water – 1.0%
85,000	American Water Capital Corp.	BBB+	6.085%	10/15/17	97,920

	Total Investments – 98.4%
	(Cost $9,236,279)				9,404,819
	Other Assets in excess of Liabilities – 1.6%				153,865
	Net Assets – 100.0%				$9,558,684

AG – Stock Corporation

LLC – Limited Liability Company

PLC – Public Limited Company

SA – Corporation

Securities are classified by sectors that represent broad groupings of related industries.

*Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 47

Portfolio of Investments (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Number of
Shares	Description	Value

	Total Long-Term Investments – 100.0%
	Common Stocks – 95.5%
	Australia – 8.1%
2,452	ASX Ltd.	$88,937
5,256	Bank of Queensland Ltd.	58,473
32,778	David Jones Ltd.	138,946
25,269	Metcash Ltd.	101,057
8,265	QBE Insurance Group Ltd.	133,404
118,685	Tabcorp Holdings Ltd.	808,156
207,591	Telstra Corp. Ltd.	559,443
		1,888,416

	Austria – 3.4%
26,915	Oesterreichische Post AG	792,528

	Belgium – 5.9%
19,699	Belgacom SA	668,389
11,928	Mobistar SA	696,243
123	Solvay SA	11,921
		1,376,553

	Bermuda – 0.9%
25,071	Catlin Group Ltd.	129,432
15,900	Esprit Holdings Ltd.	76,883
		206,315

	Brazil – 0.1%
728	TAM SA, ADR	17,712

	Canada – 3.8%
3,607	Pembina Pipeline Corp.	74,978
295	TELUS Corp.	12,833
2,571	Vermilion Energy, Inc. (a)	105,183
117,198	Yellow Media, Inc. (a)	702,891
		895,885

	China – 0.1%
1,500	Hang Seng Bank Ltd.	24,666
1,500	Hongkong Electric Holdings Ltd.	9,648
		34,314

	Czech Republic – 2.7%
221	CEZ AS	8,650
53	Komercni Banka AS	11,186
31,198	Telefonica O2 Czech Republic AS	604,014
		623,850

	Finland – 0.9%
3,120	Fortum OYJ	82,569
6,139	Orion OYJ – Class B	124,906
		207,475

	France – 5.4%
923	Bouygues SA	36,935
2,473	Klepierre – REIT	78,227
29,992	Metropole Television SA	652,783
1,842	Neopost SA	162,908
14,277	PagesJaunes Groupe	126,880
5,029	SCOR SE	117,542
3,430	Veolia Environnement	90,573
		1,265,848

	Germany – 1.7%
4,105	E.ON AG	118,122
1,844	Hannover Rueckversicherung AG	86,199
552	Muenchener Rueckversicherungs AG	76,887
1,800	RWE AG	112,377
		393,585

	Hungary – 2.0%
183,978	Magyar Telekom Telecommunications PLC	462,662

	Israel – 4.6%
295,282	Bezeq Israeli Telecommunication Corp. Ltd.	788,596
3,762	Cellcom Israel Ltd.	125,463
52	Delek Group Ltd.	13,605
6,552	Partner Communications Co. Ltd.	134,265
		1,061,929

	Italy – 4.6%
142,821	Enel SpA (a)	673,020
22,114	Snam Rete Gas SpA	105,360
169,689	Telecom Italia SpA	178,039
30,933	Terna Rete Elettrica Nazionale SpA	127,143
		1,083,562

	Mexico – 0.1%
455	Industrias Penoles SAB de CV	14,165

	Netherlands – 0.6%
9,645	Koninklijke KPN NV	137,921

	Philippines – 0.1%
240	Philippine Long Distance Telephone Co.	13,099

	Portugal – 1.1%
32,975	EDP – Energias de Portugal SA	105,768
10,949	Portugal Telecom SGPS SA	139,436
		245,204

	Russia – 0.0%*
545	Mobile Telesystems OJSC, ADR	11,429

	South Africa – 0.1%
2,648	African Bank Investments Ltd.	13,116
2,761	Pretoria Portland Cement Co. Ltd.	12,656
		25,772

See notes to financial statements.

48 | Semiannual Report | November 30, 2010

Portfolio of Investments (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

Number of
Shares	Description	Value

	Spain – 20.2%
16,364	ACS Actividades de Construccion y Servicios SA (a)	$720,534
2,141	Banco de Sabadell SA	8,336
70,558	Banco Espanol de Credito SA (a)	561,472
50,872	Banco Santander SA	483,425
11,562	Bankinter SA (a)	58,623
28,047	Bolsas y Mercados Espanoles SA	652,984
32,638	Criteria Caixacorp SA	160,726
7,511	Ebro Foods SA	148,226
5,065	Enagas	93,857
4,883	Endesa SA	109,998
41,958	Gas Natural SDG SA	568,582
101,628	Iberdrola SA	700,498
9,875	Indra Sistemas SA	158,499
42,580	Mapfre SA	108,474
8,522	Telefonica SA	181,823
		4,716,057

	Switzerland – 3.6%
947	Baloise-Holding AG	81,332
22,248	Garmin Ltd. (a)	644,302
505	Zurich Financial Services AG	113,140
		838,774

	Turkey – 0.1%
559	Tupras Turkiye Petrol Rafinerileri AS	13,536

	United Kingdom – 1.5%
272	AstraZeneca PLC	12,689
6,103	Close Brothers Group PLC	75,371
3,375	GlaxoSmithKline PLC	63,703
62,787	Hays PLC	105,800
33,196	Stagecoach Group PLC	101,896
		359,459

	United States – 23.9%
8,256	Altria Group, Inc.	198,144
36,916	Annaly Capital Management, Inc. – REIT	671,502
3,755	AT&T, Inc.	104,351
6,673	Bristol-Myers Squibb Co.	168,427
4,585	CenturyLink, Inc. (a)	197,109
2,321	Consolidated Edison, Inc.	112,267
1,316	DTE Energy Co.	58,628
1,936	EI du Pont de Nemours & Co.	90,973
3,902	FirstEnergy Corp.	136,999
93,743	Frontier Communications Corp.	853,061
4,783	Highwoods Properties, Inc. – REIT	145,929
91,328	MFA Financial, Inc. – REIT	744,323
1,212	Mid-America Apartment Communities, Inc. – REIT	74,380
1,757	Nationwide Health Properties, Inc. – REIT	63,340
6,293	Reynolds American, Inc.	194,705
2,610	SCANA Corp	106,018
25,175	Senior Housing Properties Trust – REIT	562,158
13,055	TransDigm Group, Inc. (d)	894,268
4,906	Vectren Corp.	127,065
1,230	Ventas, Inc. – REIT	63,062
		5,566,709

	Total Common Stocks – 95.5%
	(Cost $23,425,549)	22,252,759

	Income Trusts – 4.3%
	Canada – 4.3%
1,552	Baytex Energy Trust (a)	64,975
5,833	Keyera Facilities Income Fund	198,768
44,667	Peyto Energy Trust (a)	739,739
	(Cost $893,317)	1,003,482

	Exchange-Traded Funds – 0.2%
1,140	iShares MSCI ACWI Index Fund (Cost $50,094)	49,989

	Total Long-Term Investments – 100.0%
	(Cost $24,368,960)	23,306,230

	Investments of Collateral for Securities Loaned (b) – 14.3%
	Money Market Funds – 14.3%
3,336,046	BNY Mellon Securities Lending Overnight Fund, 0.299% (c) (Cost $3,336,046)	3,336,046

	Total Investments – 114.3%
	(Cost $27,705,006)	26,642,276
	Liabilities in excess of Other Assets – (14.3%)	(3,326,152)
	Net Assets – 100.0%	$23,316,124

* Less than 0.1%

ADR – American Depositary Receipt

AG – Stock Corporation

AS – Stock Company

NV – Publicly Traded Company

OJSC – Open Joint Stock Company

OYJ – Publicly Traded Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SAB de CV – Variable Capital Company

SE – Stock Corporation

SpA – Limited Share Company

(a)	Security, or portion thereof, was on loan at November 30, 2010.

(b)	At November 30, 2010, the total market value of the Fund’s securities on loan was $3,336,046 and the total market value of the collateral held by the Fund was $3,187,766.

(c)	Interest rate shown reflects yield as of November 30, 2010.

(d)	Non-income producing security.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 49

Statement of Assets and Liabilities | November 30, 2010 (unaudited)

	Claymore U.S. Capital Markets Bond ETF (UBD	)	Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (ULQ	)	Guggenheim BulletShares 2011 Corporate Bond ETF (BSCB	)	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC	)
Assets
Investments in securities, at value (including securities on loan)	$10,544,821		$5,117,327		$22,427,149		$26,993,288
Cash	3,618,723		158,607		20,052		130,291
Foreign currency, at value	—		—		—		—
Receivables:
Fund shares sold	—		—		2,013,935		3,067,360
Dividends	—		—		—		—
Tax reclaims	—		—		—		—
Interest	59,636		9,396		250,270		282,573
Securities lending income	—				84		—
Investments sold	—		—		—		166,427
Due from Adviser	30,655		39,530		—		—
Other assets	560		646		—		—
Total assets	14,254,395		5,325,506		24,711,490		30,639,939

Liabilities
Payables:
Investments purchased	3,516,093		299,896		1,988,662		3,029,398
Collateral for securities on loan	—		—		566,040		—
Accrued advisory fees	—		—		3,496		4,299
Accrued expenses	36,379		43,340		—		—
Total liabilities	3,552,472		343,236		2,558,198		3,033,697
Net Assets	$10,701,923		$4,982,270		$22,153,292		$27,606,242

Composition of Net Assets
Paid-in capital	$10,264,403		$4,980,251		$22,119,144		$27,488,587
Accumulated undistributed net investment income (loss)	1,364		937		10,093		25,050
Accumulated net realized gain (loss) on investments and currency transactions	179,683		955		1,587		(5,902)
Net unrealized appreciation (depreciation) on investments and currency translation	256,473		127		22,468		98,507
Net Assets	$10,701,923		$4,982,270		$22,153,292		$27,606,242
Shares outstanding ($0.01 par value with unlimited amount authorized)	200,000		100,000		1,100,000		1,350,000
Net Asset Value Per Share	$53.51		$49.82		$20.14		$20.45
Investments in securities, at cost	$10,288,348		$5,117,200		$22,404,681		$26,894,781
Foreign currency, at cost	$—		$—		$—		$—
Securities on loan, at value	$—		$—		$551,852		$—

See notes to financial statements.

50 | Semiannual Report | November 30, 2010

Statement of Assets and Liabilities (unaudited) continued

Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD	)	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE	)	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF	)	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG	)	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH	)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL )
$21,465,202		$15,334,810		$12,681,338		$9,308,396		$9,404,819		$26,642,276
71,535		91,404		65,907		72,772		33,467		43,659
—		—		—		—		—		8,003

3,104,752		—		—		—		—		—
—		—		—		—		—		26,671
—		—		—		—		—		12,453
178,121		179,925		142,505		126,368		122,299		—
—		—		43		—		—		5,591
—		—		—		—		—		—
—		—		—		—		—		35,783
—		—		—		—		—		639
24,819,610		15,606,139		12,889,793		9,507,536		9,560,585		26,775,075

				—
3,075,005		—		—		—		—		50,094
—		—		306,020		—		—		3,336,046
3,499		2,617		2,501		1,890		1,901		—
—		—		—		—		—		72,811
3,078,504		2,617		308,521		1,890		1,901		3,458,951
$21,741,106		$15,603,522		$12,581,272		$9,505,646		$9,558,684		$23,316,124

$21,637,086		$15,418,238		$12,320,297		$9,333,119		$9,358,370		$29,262,807
23,177		27,782		30,751		27,433		31,774		(6,226)
2,720		631		—		—		—		(4,877,442)
78,123		156,871		230,224		145,094		168,540		(1,063,015)
$21,741,106		$15,603,522		$12,581,272		$9,505,646		$9,558,684		$23,316,124

1,050,000		750,000		600,000		450,000		450,000		1,680,000
$20.71		$20.80		$20.97		$21.12		$21.24		$13.88
$21,387,079		$15,177,939		$12,451,114		$9,163,302		$9,236,279		$27,705,006
$—		$—		$—		$—		$—		$8,001
$—		$—		$299,110		$—		$—		$3,187,766

See notes to financial statements.

Semiannual Report | November 30, 2010 | 51

Statement of Operations | For the Six Months ended November 30, 2010 (unaudited)

	Claymore U.S. Capital Markets Bond ETF (UBD )	Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (ULQ )	Guggenheim BulletShares 2011 Corporate Bond ETF (BSCB	)1	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC	)1
Investment Income
Dividend income	$—	$—	$—			$—
Foreign taxes withheld	—	—	—			—
Net dividend income	—	—	—			—
Interest	96,181	16,399	50,868			98,199
Net securities lending income	3	—	140			—
Total investment income	96,184	16,399	51,008			98,199

Expenses
Advisory fee <Note 3>	9,825	9,664	12,715			14,049
Administration fee	1,351	1,328	—			—
Custodian fee	33,091	20,904	—			—
Licensing	2,510	2,469	—			—
Listing fee and expenses	2,500	2,500	—			—
Miscellaneous	3,769	4,197	—			—
Printing expenses	5,455	7,300	—			—
Professional fees	14,782	28,142	—			—
Registration & filings	192	171	—			—
Trustees’ fees and expenses	935	979	—			—
Total expenses	74,410	77,654	12,715			14,049
Advisory fees waived	(9,825)	(9,664)	—			—
Other expenses waived or reimbursed	(48,865)	(52,528)	—			—
Net Expenses	15,720	15,462	12,715			14,049
Net Investment Income (Loss)	80,464	937	38,293			84,150
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	93,869	2,305	1,587			(5,902)
In-kind transactions	—	—	—			—
Foreign currency transactions	—	—	—			—
Net realized gain (loss)	93,869	2,305	1,587			(5,902)
Net change in unrealized appreciation (depreciation) on
Investments	127,147	4,316	22,468			98,507
Foreign currency translation	—	—	—			—
Net unrealized appreciation (depreciation)	127,147	4,316	22,468			98,507
Net realized and unrealized gain (loss)	221,016	6,621	24,055			92,605
Net Increase (Decrease) in Net Assets
Resulting from Operations	$301,480	$7,558	$62,348			$176,755

1    Commencement of investment operations - June 7, 2010

See notes to financial statements.

52 | Semiannual Report | November 30, 2010

Statement of Operations (unaudited) continued

Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD	)1	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE	)1	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF	)1	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG	)1	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH	)1	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL )
$—		$—		$—		$—		$—		$376,644
—		—		—		—		—		(34,959)
—		—		—		—		—		341,685
86,454		113,412		134,442		107,314		126,705		—
—		—		124		—		—		13,871
86,454		113,412		134,566		107,314		126,705		355,556

10,627		10,330		10,665		7,431		7,931		36,989
—		—		—		—		—		2,034
—		—		—		—		—		34,401
—		—		—		—		—		7,213
—		—		—		—		—		2,500
—		—		—		—		—		7,666
—		—		—		—		—		12,276
—		—		—		—		—		13,764
—		—		—		—		—		200
—		—		—		—		—		972
10,627		10,330		10,665		7,431		7,931		118,015
—		—		—		—		—		(36,989)
—		—		—		—		—		(32,941)
10,627		10,330		10,665		7,431		7,931		48,085
75,827		103,082		123,901		99,883		118,774		307,471

2,720		631		—		—		—		(845,443)
—		—		—		—		—		698,632
—		—		—		—		—		(12,969)
2,720		631		—		—		—		(159,780)

78,123		156,871		230,224		145,094		168,540		91,974
—		—		—		—		—		742
78,123		156,871		230,224		145,094		168,540		92,716
80,843		157,502		230,224		145,094		168,540		(67,064)
$156,670		$260,584		$354,125		$244,977		$287,314		$240,407

See notes to financial statements.

Semiannual Report | November 30, 2010 | 53

Statement of Changes in Net Assets |

	Claymore U.S. Capital Markets Bond ETF (UBD)		Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (ULQ)
	For the Six Months Ended November 30, 2010 (unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (unaudited)	For the Year Ended May 31, 2010
Change in Net Assets Resulting from Operations
Net investment income (loss)	$80,464	$102,830	$937	$1,630
Net realized gain (loss)	93,869	135,182	2,305	115
Net unrealized appreciation (depreciation)	127,147	129,628	4,316	(4,332)
Net increase (decrease) in net assets resulting from operations	301,480	367,640	7,558	(2,587)

Distribution to Shareholders
From and in excess of net investment income	(79,100)	(160,500)	—	(1,630)
Capital gains	—	(42,900)	—	—
Return of capital	—	—	—	(3,270)
Total distributions	(79,100)	(203,400)	—	(4,900)

Capital Share Transactions
Proceeds from sale of shares	5,276,723	—	—	4,982,413
Cost of shares redeemed	—	—	(9,965,683)	—
Net increase (decrease) from capital share transactions	5,276,723	—	(9,965,683)	4,982,413
Total increase (decrease) in net assets	5,499,103	164,240	(9,958,125)	4,974,926

Net Assets
Beginning of period	5,202,820	5,038,580	14,940,395	9,965,469
End of period	$10,701,923	$5,202,820	$4,982,270	$14,940,395
Accumulated undistributed net investment income (loss) at end of period	$1,364	$—	$937	$—

Changes in Shares Outstanding
Shares sold	100,000	—	—	100,000
Shares redeemed	—	—	(200,000)	—
Shares outstanding, beginning of period	100,000	100,000	300,000	200,000
Shares outstanding, end of period	200,000	100,000	100,000	300,000

1	Commencement of investment operations - June 7, 2010

See notes to financial statements.

54 | Semiannual Report | November 30, 2010

Statement of Changes in Net Assets continued

Guggenheim BulletShares 2011 Corporate Bond ETF (BSCB)	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC)	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)
For the Period Ended November 30, 20101 (unaudited)	For the Period Ended November 30, 20101 (unaudited)	For the Period Ended November 30, 20101 (unaudited)
$38,293	$84,150	$75,827
1,587	(5,902)	2,720
22,468	98,507	78,123

62,348	176,755	156,670

(28,200)	(59,100)	(52,650)
–	—	—
–	—	—
(28,200)	(59,100)	(52,650)

22,119,144	27,488,587	21,637,086
–	—	—
22,119,144	27,488,587	21,637,086
22,153,292	27,606,242	21,741,106

–	—	—
$22,153,292	$27,606,242	$21,741,106
$10,093	$25,050	$23,177

1,100,000	1,350,000	1,050,000
–	—	—
–	—	—
1,100,000	1,350,000	1,050,000

See notes to financial statements.

Semiannual Report | November 30, 2010 | 55

Statement of Changes in Net Assets continued

	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)
	For the Period Ended November 30, 20101 (unaudited)	For the Period Ended November 30, 20101 (unaudited)
Change in Net Assets Resulting from Operations
Net investment income (loss)	$103,082	$123,901
Net realized gain (loss)	631	—
Net unrealized appreciation (depreciation)	156,871	230,224
Net increase (decrease) in net assets resulting from operations	260,584	354,125

Distribution to Shareholders
From and in excess of net investment income	(75,300)	(93,150)
Capital gains	—	—
Return of capital	—	—
Total distributions	(75,300)	(93,150)

Capital Share Transactions
Proceeds from sale of shares	15,418,238	12,320,297
Cost of shares redeemed	—	—
Net increase (decrease) from capital share transactions	15,418,238	12,320,297
Total increase (decrease) in net assets	15,603,522	12,581,272

Net Assets
Beginning of period	—	—
End of period	$15,603,522	$12,581,272
Accumulated undistributed net investment income (loss) at end of period	$27,782	$30,751

Changes in Shares Outstanding
Shares sold	750,000	600,000
Shares redeemed	—	—
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	750,000	600,000

1	Commencement of investment operations - June 7, 2010

See notes to financial statements.

56 | Semiannual Report | November 30, 2010

Statement of Changes in Net Assets continued

Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)
For the Period Ended November 30, 20101 (unaudited)	For the Period Ended November 30, 20101 (unaudited)	For the Six Months Ended November 30, 2010 (unaudited)	For the Year Ended May 31, 2010
$99,883	$118,774	$307,471	$579,394
–	—	(159,780)	2,184,443
145,094	168,540	92,716	(1,866,237)

244,977	287,314	240,407	897,600

(72,450)	(87,000)	(424,000)	(435,040)
–	—	—	—
–	—	—	—
(72,450)	(87,000)	(424,000)	(435,040)

9,333,119	9,358,370	23,006,578	17,478,441
–	—	(12,171,450)	(10,818,277)
9,333,119	9,358,370	10,835,128	6,660,164
9,505,646	9,558,684	10,651,535	7,122,724

–	—	12,664,589	5,541,865
$9,505,646	$9,558,684	$23,316,124	$12,664,589
$27,433	$31,774	$(6,226)	$110,303

450,000	450,000	1,600,000	1,280,000
–	—	(880,000)	(800,000)
–	—	960,000	480,000
450,000	450,000	1,680,000	960,000

See notes to financial statements.

Semiannual Report | November 30, 2010 | 57

Financial Highlights |

UBD | Claymore U.S. Capital Markets Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended November 30, 2010 (unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Period February 12, 2008** through May 31, 2008
Net asset value, beginning of period	$52.03		$50.39	$48.98	$50.00

Income from investment operations
Net investment income (loss) (a)	0.44		1.03	1.04	0.30
Net realized and unrealized gain (loss)	1.48		2.65	1.54	(1.05)
Total from investment operations	1.92		3.68	2.58	(0.75)

Distributions to shareholders
From and in excess of net investment income	(0.44)		(1.61)	(1.17)	(0.27)
Capital gains	—		(0.43)	—	—
Total distributions to shareholders	(0.44)		(2.04)	(1.17)	(0.27)
Net asset value, end of period	$53.51		$52.03	$50.39	$48.98
Market value, end of period	$53.96		$53.45	$43.05	$49.07

Total return *(b)
Net asset value	3.70%		7.43%	5.35%	-1.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,702		$5,203	$5,039	$4,898
Ratio of net expenses to average net assets*	0.32	%(c)	0.32%	0.50%	0.57	%(c)
Ratio of net investment income (loss) to average net assets*	1.64	%(c)	2.00%	2.10%	2.01	%(c)
Portfolio turnover rate (d)	202%		505%	499%	112%
*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
	Ratio of total expenses to average net assets	1.52	%(c)	2.76%	3.05%	3.58	%(c)
	Ratio of net investment income (loss) to average net assets	0.44	%(c)	-0.44%	-0.45%	-1.00	%(c)
**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

58 | Semiannual Report | November 30, 2010

Financial Highlights continued

ULQ | Claymore U.S. Capital Markets Micro-Term Income ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended November 30, 2010 (unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Period February 12, 2007** through May 31, 2008
Net asset value, beginning of period	$49.80		$49.83	$50.02	$50.00

Income from investment operations
Net investment income (a)	—		0.01	0.49	0.32
Net realized and unrealized gain (loss)	0.02		(0.02)	0.03	—
Total from investment operations	0.02		(0.01)	0.52	0.32

Distributions to Shareholders from
Net investment income	—		(0.01)	(0.70)	(0.30)
Return of capital	—		(0.01)	(0.01)	—
Total distributions to shareholder	—		(0.02)	(0.71)	(0.30)
Net asset value, end of period	$49.82		$49.80	$49.83	$50.02
Market value, end of period	$49.82		$49.78	$49.84	$50.06

Total return *(b)
Net asset value	0.04%		-0.03%	1.05%	0.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,982		$14,940	$9,965	$5,002
Ratio of net expenses to average net assets**	0.32	%(c)	0.32%	0.46%	0.57	%(c)
Ratio of net investment income to average net assets	0.02	%(c)	0.01%	0.98%	2.15	%(c)
Portfolio turnover rate (d)	0%		0%	0%	0%
*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
	Ratio of expenses to average net assets	1.61	%(c)	1.02%	2.12%	3.80	%(c)
	Ratio of net investment income (loss) to average net assets	-1.27	%(c)	-0.69%	-0.68%	-1.08	%(c)
**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 59

Financial Highlights continued

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through November 30, 2010 (unaudited)
Net asset value, beginning of period	$20.02

Income from investment operations
Net investment income (a)	0.07
Net realized and unrealized gain	0.10
Total from investment operations	0.17

Distributions to shareholders
From and in excess of net investment income	(0.05)
Net asset value, end of period	$20.14
Market value, end of period	$20.23

Total return (b)
Net asset value	0.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,153
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	0.72	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

60 | Semiannual Report | November 30, 2010

Financial Highlights continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through November 30, 2010 (unaudited)
Net asset value, beginning of period	$20.04

Income from investment operations
Net investment income (a)	0.14
Net realized and unrealized gain	0.37
Total from investment operations	0.51

Distributions to Shareholders
Net investment income	(0.10)
Net asset value, end of period	$20.45
Market value, end of period	$20.55

Total return (b)
Net asset value	2.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$27,606
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	1.44	%(c)
Portfolio turnover rate (d)	2%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 61

Financial Highlights continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through November 30, 2010 (unaudited)
Net asset value, beginning of period	$20.08

Income from investment operations
Net investment income (a)	0.17
Net realized and unrealized gain	0.58
Total from investment operations	0.75

Distributions to shareholders
From net investment income	(0.12)
Net asset value, end of period	$20.71
Market value, end of period	$20.78

Total return (b)
Net asset value	3.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,741
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	1.71	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

62 | Semiannual Report | November 30, 2010

Financial Highlights continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through November 30, 2010 (unaudited)
Net asset value, beginning of period	$20.10

Income from investment operations
Net investment income (loss) (a)	0.24
Net realized and unrealized loss on investments	0.62
Total from investment operations	0.86

Distributions to Shareholders from
Net investment income	(0.16)
Net asset value, end of period	$20.80
Market value, end of period	$20.88

Total return (b)
Net asset value	4.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,604
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	2.40	%(c)
Portfolio turnover rate (d)	1%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 63

Financial Highlights continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through November 30, 2010 (unaudited)
Net asset value, beginning of period	$20.14

Income from investment operations
Net investment income (a)	0.28
Net realized and unrealized gain on investments	0.75
Total from investment operations	1.03

Distributions to Shareholders from
Net investment income	(0.20)
Net asset value, end of period	$20.97
Market value, end of period	$21.03

Total return (b)
Net asset value	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,581
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	2.79	%(c)
Portfolio turnover rate (d)	0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

64 | Semiannual Report | November 30, 2010

Financial Highlights continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through November 30, 2010 (unaudited)
Net asset value, beginning of period	$20.13

Income from investment operations
Net investment income (a)	0.33
Net realized and unrealized gain	0.91
Total from investment operations	1.24

Distributions to Shareholders
Net investment income	(0.25)
Net asset value, end of period	$21.12
Market value, end of period	$21.19

Total return (b)
Net asset value	6.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,506
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	3.23	%(c)
Portfolio turnover rate (d)	0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Semiannual Report | November 30, 2010 | 65

Financial Highlights continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through November 30, 2010 (unaudited)
Net asset value, beginning of period	$20.19

Income from investment operations
Net investment income (a)	0.37
Net realized and unrealized gain	0.97
Total from investment operations	1.34

Distributions to shareholders
From and in excess of net investment income	(0.29)
Net asset value, end of period	$21.24
Market value, end of period	$21.31

Total return (b)
Net asset value	6.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,559
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	3.59	%(c)
Portfolio turnover rate (d)	0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

66 | Semiannual Report | November 30, 2010

Financial Highlights continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended November 30, 2010 (unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period June 25, 2007** through May 31, 2008
Net asset value, beginning of period	$13.19		$11.55	$19.37		$24.98

Income from investment operations
Net investment income (loss) (a)	0.29		0.76	0.88		1.56
Net realized and unrealized gain (loss)	0.91		1.51	(7.98)		(5.78)
Total from investment operations	1.20		2.27	(7.10)		(4.22)

Distributions to shareholders from
Net investment income	(0.51)		(0.63)	(0.72)		(1.18)
Return of Capital	—		—	—		(0.21)
Total distribution to shareholders	(0.51)		(0.63)	(0.72)		(1.39)
Net asset value, end of period	$13.88		$13.19	$11.55		$19.37
Market value, end of period	$13.88		$13.15	$11.24		$19.38

Total return *(b)
Net asset value	9.28%		19.97%	-37.12%		-16.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,316		$12,665	$5,542		$5,810
Ratio of net expenses to average net assets (f)*	0.65	%(c)	0.65%	0.66%		1.54	%(c)
Ratio of net investment income (loss) to average net assets*	4.16	%(c)	5.47%	7.62%		8.20	%(c)
Portfolio turnover rate (d)	29%		34%	181	%(e)	84%

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

	Ratio of total expenses to average net assets (f)	1.60	%(c)	2.15%	2.97%	4.36	%(c)

	Ratio of net investment income (loss) to average net assets	3.21	%(c)	3.97%	5.31%	5.38	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	The increase in the portfolio turnover compared to prior years is the result of the change in the underlying index and the resulting reallocation of the portfolio holdings

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.00% for the six months ended November 30, 2010 and for the year ended May 31, 2010, 0.09% for the year ended May 31, 2009, and 0.19% for the period ended May 31, 2008.

See notes to financial statements.
Semiannual Report | November 30, 2010 | 67

Notes to Financial Statements | November 30, 2010 (unaudited)

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is organized as an open-end management investment company that was organized as a Delaware business trust on May 24, 2006.

On September 24, 2010, Claymore Advisors, LLC changed its name to Guggenheim Funds Investment Advisors, LLC. Also, Claymore Securities, Inc. changed its name to Guggenheim Funds Distributors, Inc.

On September 24, 2010, name changes occurred for the following Funds:

Name Prior to September 24, 2010	New Name as of September 24, 2010
Claymore BulletShares 2011 Corporate Bond ETF	Guggenheim BulletShares 2011 Corporate Bond ETF
Claymore BulletShares 2012 Corporate Bond ETF	Guggenheim BulletShares 2012 Corporate Bond ETF
Claymore BulletShares 2013 Corporate Bond ETF	Guggenheim BulletShares 2013 Corporate Bond ETF
Claymore BulletShares 2014 Corporate Bond ETF	Guggenheim BulletShares 2014 Corporate Bond ETF
Claymore BulletShares 2015 Corporate Bond ETF	Guggenheim BulletShares 2015 Corporate Bond ETF
Claymore BulletShares 2016 Corporate Bond ETF	Guggenheim BulletShares 2016 Corporate Bond ETF
Claymore BulletShares 2017 Corporate Bond ETF	Guggenheim BulletShares 2017 Corporate Bond ETF
Claymore/S&P Global Dividend Opportunities Index ETF	Guggenheim S&P Global Dividend Opportunities Index ETF

The following 10 portfolios have a semiannual reporting period ended on November 30, 2010:

Claymore U.S. Capital Markets Bond ETF
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
Guggenheim BulletShares 2011 Corporate Bond ETF
Guggenheim BulletShares 2012 Corporate Bond ETF
Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index
Claymore U.S. Capital Markets Bond ETF	CPMKTB-The Capital Markets Bond Index
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	CPMKTL-The Capital Markets Liquidity Index
Guggenheim BulletShares 2011 Corporate Bond ETF	BulletShares® USD Corporate Bond 2011 Index
Guggenheim BulletShares 2012 Corporate Bond ETF	BulletShares® USD Corporate Bond 2012 Index
Guggenheim BulletShares 2013 Corporate Bond ETF	BulletShares® USD Corporate Bond 2013 Index
Guggenheim BulletShares 2014 Corporate Bond ETF	BulletShares® USD Corporate Bond 2014 Index
Guggenheim BulletShares 2015 Corporate Bond ETF	BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares 2016 Corporate Bond ETF	BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares 2017 Corporate Bond ETF	BulletShares® USD Corporate Bond 2017 Index
Guggenheim S&P Global Dividend Opportunities Index ETF	S&P Global Dividend Opportunities Index

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after

68 | Semiannual Report | November 30, 2010

Notes to Financial Statements (unaudited) continued

December 15, 2010. The Funds adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees as described above. The Funds did not have any Level 3 securities during the period ended November 30, 2010. The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Claymore U.S. Capital Markets Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$2,311	$—	$2,311
Mortgage Backed Securities	—	3,514	—	3,514
U. S. Government Agency Securities	—	561	—	561
U. S. Treasury Securities	—	4,159	—	4,159
Total	$—	$10,545	$—	$10,545

Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Short-Term Investments:
Commercial Paper	$—	$2,339	$—	$2,339
Corporate Bonds	—	451	—	451
U.S. Government and Agency Securities	—	2,327	—	2,327
Total	$—	$5,117	$—	$5,117

Guggenheim BulletShares 2011 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$21,861	$—	$21,861
Money Market Fund	566	—	—	566
Total	$566	$21,861	$—	$22,427

Guggenheim BulletShares 2012 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$26,993	$—	$26,993
Total	$—	$26,993	$—	$26,993

Guggenheim BulletShares 2013 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$21,465	$—	$21,465
Total	$—	$21,465	$—	$21,465

Guggenheim BulletShares 2014 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$15,335	$—	$15,335
Total	$—	$15,335	$—	$15,335

Guggenheim BulletShares 2015 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$12,375	$—	$12,375
Money Market Fund	306	—	—	306
Total	$306	$12,375	$—	$12,681

Guggenheim BulletShares 2016 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$9,308	$—	$9,308
Total	$—	$9,308	$—	$9,308

Guggenheim BulletShares 2017 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$9,405	$—	$9,405
Total	$—	$9,405	$—	$9,405

All securities held by Guggenheim S&P Global Dividend Opportunities Index ETF were valued using quoted prices in active markets. For all Funds, there were no transfers between Level 1 and Level 2 securities.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

Semiannual Report | November 30, 2010 | 69

Notes to Financial Statements (unaudited) continued

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Claymore U.S. Capital Markets Bond ETF, Claymore U.S. Capital Markets Micro-Term Fixed Income ETF, Guggenheim BulletShares 2011 Corporate Bond ETF, Guggenheim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF and Guggenheim BulletShares 2017 Corporate Bond ETF pay monthly distributions; and Guggenheim S&P Global Dividend Opportunities Index ETF pays quarterly distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The net securities lending income earned by the Funds is disclosed on the Statement of Operations.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Adviser”), the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate

Claymore U.S. Capital Markets Bond ETF	0.20%
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2011 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2012 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2013 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, The Adviser provides Fund Administration services to the Funds. The Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund. Due to their unitary fee structure, Guggenheim BulletShares 2011 Corporate Bond ETF, Guggenheim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF and Guggenheim BulletShares 2017 Corporate Bond ETF do not charge a separate Fund Administration Fee:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the period ended November 30, 2010, each Fund recognized Fund Administration expenses and the Adviser waived Fund Administration expenses as follows.

	Fund Administration Expense	Fund Administration Expense Waived
Claymore U.S. Capital Markets Bond ETF	$1,351	$1,351
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	1,328	1,328
Guggenheim S&P Global Dividend Opportunities Index ETF	2,034	2,034

The Bank of New York Mellon (“BNY”) acts as the Funds’ custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

70 | Semiannual Report | November 30, 2010

Notes to Financial Statements (unaudited) continued

Mellon Capital Management Corporation (“Mellon Capital”) acts as the sub-adviser for Claymore U.S. Capital Markets Bond ETF and Claymore U.S. Capital Markets Micro-Term Fixed Income ETF, pursuant to the sub-advisory agreement with the Investment Adviser. In this capacity, Mellon supervises and manages the investment portfolio for the two aforementioned Funds, and directs the purchases and sales of each Fund’s investment securities.

The Funds’ Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including Guggenheim BulletShares 2011 Corporate Bond ETF, Guggenheim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF and Guggenheim BulletShares 2017 Corporate Bond ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2013:

Fund	Rate
Claymore U.S. Capital Markets Bond ETF	0.27%
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended November 30, 2010, the Adviser waived fees and assumed the following fees and expenses:

	Advisory		Potentially Recoverable
	Fees	Expenses	Recoverable
	Waived	Assumed	2012
Claymore U.S. Capital Markets Bond ETF	$9,825	$48,865	$310,325
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	9,664	52,528	268,099
Guggenheim S&P Global Dividend Opportunities Index ETF	36,989	32,941	343,416

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Adviser.

Licensing Fee Agreements:

The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Claymore U.S. Capital Markets Bond ETF	Dorchester Capital Management LLC
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	Dorchester Capital Management LLC
Guggenheim BulletShares 2011 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2012 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor’s

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At November 30, 2010, the cost of investments, accumulated unrealized appreciation/depreciation on investments and accumulated earnings/loss for federal income tax purposes were as follows:

						Net Tax Unrealized
	Cost of	Gross	Gross	Net Tax		Appreciation
	Investments	Tax	Tax	Unrealized		(Depreciation	)
	for Tax	Unrealized	Unrealized	Appreciation		on Foreign
	Purposes	Appreciation	Depreciation	(Depreciation	)	Currency

Claymore U.S. Capital Markets Bond ETF	$10,288,683	$264,623	$(8,485)	$256,138		$—
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	5,117,200	203	(76)	127		—
Guggenheim BulletShares 2011 Corporate Bond ETF	22,404,681	23,954	(1,486)	22,468		—
Guggenheim BulletShares 2012 Corporate Bond ETF	26,894,781	113,437	(14,930)	98,507		—
Guggenheim BulletShares 2013 Corporate Bond ETF	21,387,079	120,558	(42,435)	78,123		—
Guggenheim BulletShares 2014 Corporate Bond ETF	15,177,939	159,678	(2,807)	156,871		—
Guggenheim BulletShares 2015 Corporate Bond ETF	12,451,314	231,441	(1,217)	230,224		—
Guggenheim BulletShares 2016 Corporate Bond ETF	9,163,302	158,921	(13,827)	145,094		—
Guggenheim BulletShares 2017 Corporate Bond ETF	9,236,279	173,824	(5,284)	168,540		—
Guggenheim S&P Global Dividend Opportunities Index ETF	27,686,937	564,254	(1,608,915)	(1,044,661)		(285)

Tax components of the following balances as of May 31, 2010 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed Ordinary Income/(Accumulated		Undistributed Long-Term Gains/(Accumulated
	Ordinary Loss	)	Capital & Other Loss )
Claymore U.S. Capital Markets Bond ETF	$49,834		$36,315
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	—		(1,350)
Guggenheim S&P Global Dividend Opportunities Index ETF	110,303		(4,735,731)

Semiannual Report | November 30, 2010 | 71

Notes to Financial Statements (unaudited) continued

Distributions to Shareholders:
The tax character of distributions paid during the period ended May 31, 2010 (the most recent fiscal year end for federal income tax purposes) was as follows:

Distributions paid from Ordinary Income
Claymore U.S. Capital Markets Bond ETF*	$203,400
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	1,630
Guggenheim S&P Global Dividend Opportunities Index ETF	435,040
* Including capital gains distributions made

Distributions paid from
Return of Capital
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	$3,270

At May 31, 2010, (the most recent fiscal year end for federal income tax purposes) for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss	Capital Loss	Capital Loss
	Expiring	Expiring	Expiring
	in 2016	in 2017	in 2018	Total
Claymore U.S. Capital Markets Bond ETF	$—	$—	$—	$—
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	—	—	1,350	1,350
Guggenheim S&P Global Dividend Opportunities Index ETF	129,232	2,414,757	2,155,989	4,699,978

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2010 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer net capital losses as follows:

	Post-October Capital Losses	Post-October Foreign Currency Losses
Claymore U.S. Capital Markets Bond ETF	$—	$—
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	35,753	3,009

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investment Transactions:
For the period ended November 30, 2010, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Claymore U.S. Capital Markets Bond ETF	$21,547,592	$19,858,991
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	—	—
Guggenheim BulletShares 2011 Corporate Bond ETF	3,439,499	329,456
Guggenheim BulletShares 2012 Corporate Bond ETF	9,322,482	244,342
Guggenheim BulletShares 2013 Corporate Bond ETF	9,661,070	309,923
Guggenheim BulletShares 2014 Corporate Bond ETF	507,304	92,818
Guggenheim BulletShares 2015 Corporate Bond ETF	386,630	—
Guggenheim BulletShares 2016 Corporate Bond ETF	784,470	—
Guggenheim BulletShares 2017 Corporate Bond ETF	609,397	—
Guggenheim S&P Global Dividend Opportunities Index ETF	4,428,900	4,535,505

For the period ended November 30, 2010, in-kind transactions were as follows:

	Purchases	Sales
Claymore U.S. Capital Markets Bond ETF	$3,547,955	$—
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	—	—
Guggenheim BulletShares 2011 Corporate Bond ETF	18,967,210	—
Guggenheim BulletShares 2012 Corporate Bond ETF	18,026,532	—
Guggenheim BulletShares 2013 Corporate Bond ETF	12,138,008	—
Guggenheim BulletShares 2014 Corporate Bond ETF	14,855,837	—
Guggenheim BulletShares 2015 Corporate Bond ETF	11,806,403	—
Guggenheim BulletShares 2016 Corporate Bond ETF	8,420,294	—
Guggenheim BulletShares 2017 Corporate Bond ETF	8,663,625	—
Guggenheim S&P Global Dividend Opportunities Index ETF	23,029,059	12,156,735

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 80,000 to 150,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Creation or Redemption transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 – Distribution Agreement:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

72 | Semiannual Report | November 30, 2010

Notes to Financial Statements (unaudited) continued

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Funds’ maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’financial statements, except as noted below.

Subsequent to November 30, 2010, the Board of Trustees declared the following distributions payable on December 31, 2010 to shareholders of record on December 29, 2010. The dividend rates per common share were as follows:

Fund	Rate
Claymore U.S. Capital Markets Bond ETF	$0.796
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	0.005
Guggenheim S&P Global Dividend Opportunities Index ETF	0.107

Subsequent to November 30, 2010, the Board of Trustees declared the following distributions payable on January 4, 2011 to shareholders of record on December 31, 2010. The dividend rates per common share were as follows:

Fund	Rate
Guggenheim BulletShares 2011 Corporate Bond ETF	$0.012
Guggenheim BulletShares 2012 Corporate Bond ETF	0.024
Guggenheim BulletShares 2013 Corporate Bond ETF	0.027
Guggenheim BulletShares 2014 Corporate Bond ETF	0.040
Guggenheim BulletShares 2015 Corporate Bond ETF	0.055
Guggenheim BulletShares 2016 Corporate Bond ETF	0.060
Guggenheim BulletShares 2017 Corporate Bond ETF	0.063

Semiannual Report | November 30, 2010 | 73

Supplemental Information  | (unaudited)

Federal Income Tax Information
In January 2011, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2010.

Results of Shareholder Votes
At the September 23, 2010, shareholder meeting, shareholders voted on the election of Trustees.

With regard to the election of the following Trustees by shareholders of the Trust:

	# of Shares In Favor	# of Shares Withheld
Roman Friedrich III	48,051,831	718,959
Robert B. Karn III	48,058,658	712,132

Trustees
The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee during the Past Five Years

Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President & Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	49	None
Roman Friedrich III Year of birth: 1946 Trustee	Since 2010†	Senior Managing Director of McNicoll, Lewis & Vlak, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining. Founder and President of Roman Friedrich & Company, Ltd. a mining and metals investment bank.	41	Director, Zincore Metals, Inc. and GFM Resources Ltd. (2005-present), Stratagold Corporation (2003-2009) and Gateway Gold Corp. (2004-2008)
Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010†	Consultant (1998-present). Previously, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP.	42	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present) and Kennedy Capital Management, Inc. (2002-present)
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	51	None
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present).. Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	None

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
The Guggenheim Funds Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Funds Distributors, Inc. The Guggenheim Funds Complex is overseen by multiple Boards of Trustees.

†	Messrs. Friedrich and Karn were elected by shareholders as Trustees of the Trust on September 23, 2010.

74 | Semiannual Report | November 30, 2010

Supplemental Information (unaudited) continued

Principal Executive Officers
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations

Officers:
Kevin M. Robinson Year of Birth: 1959 Chief Executive Officer Chief Legal Officer	Since 2008
Senior Managing Director and General Counsel of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, Inc., and Guggenheim Funds Services Group, Inc. (2007-present). Chief Legal Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

John Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, Inc. Formerly, Chief Compliance Officer, Van Kampen Funds (2004–2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002–2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006
Vice President, Fund Compliance Officer of Guggenheim Funds Investment Advisors, LLC (2006 to present). Formerly, Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006). Director-Compliance of Harrisdirect LLC (1999-2003).

Elizabeth H. Hudson Year of birth: 1980 Secretary	Since 2010
Assistant General Counsel of Guggenheim Funds Services Group, Inc. (2009-present). Secretary of certain funds in the Fund Complex. Formerly, Associate, Bell, Boyd & Lloyd LLP (n/k/a K&L Gates LLP) (2007-2008). J.D., Northwestern University (2004-2007).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).
Chuck Craig Year of Birth: 1967 Vice President	Since 2006	Managing Director (2006-present), Vice President (2003-2006) of Guggenheim Funds Investment Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios, L.P. (1999-2003).
David A. Botset Year of Birth: 1974 Vice President	Since 2010
Senior Vice President, Guggenheim Funds Distributors, Inc. from (2008 to present). Formerly, Vice President, Guggenheim Funds Distributors, Inc. (2007-2008); Assistant Vice President, Investment Development and Oversight, Nuveen Investments (2004-2007); Assistant Vice President Internal Sales and Service Nuveen Investments.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

Semiannual Report | November 30, 2010 | 75

Annual Review of the Investment Advisory and
Sub-Advisory Agreements |

On August 13, 2010, the Boards of Trustees (together, the “Board”) of the Claymore Exchange-Traded Fund Trust and the Claymore Exchange-Traded Fund Trust 2 (together, the “Trusts,” with the separate series thereof referred to individually as a “Fund” and collectively as the “Funds”), including those trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), on the recommendation of the Nominating & Governance Committees (referred to as the “Committee” and consisting solely of the Independent Trustees) considered the renewal of the investment advisory agreements (“Advisory Agreements”) between the Trusts and Guggenheim Funds Investment Advisors, LLC (“Adviser”) on behalf of the following Funds:

Claymore Exchange-Traded Fund Trust
Claymore U.S. Capital Markets Bond ETF
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Claymore Exchange-Traded Fund Trust 2
Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Timber ETF

The Committee met independently of the Funds’ management to consider the renewal of the investment advisory agreements. In preparation for its review, the Committee communicated with independent legal counsel regarding the nature of information to be provided, and independent legal counsel, on behalf of the Committee, sent a formal request for information to the Adviser and a supplemental request for information to the Adviser. The Adviser provided extensive information in response to the requests. Among other information, the Adviser provided general information to assist the Committee in assessing the nature and quality of services provided, information provided by the Adviser comparing the investment advisory fees and expense ratios of the Funds to other exchange-traded funds (“ETFs”) in the same Morningstar category as the respective Fund (“Morningstar ETF peer funds”), information about the Adviser’s financial position and the profitability from the Advisory Agreements to the Adviser and the compliance program of the Adviser.

Based upon its review, the Committee concluded that it was in the best interests of the Funds to renew the Advisory Agreements and, accordingly, recommend to the Board the renewal of the Advisory Agreements. Based upon the Committee’s review, the Board concluded that it was in the best interests of the Funds to renew the Advisory Agreements. In reaching this conclusion for the Funds, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Investment Advisory Agreement

In evaluating the nature, extent and quality of the Adviser’s services, the Board reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s organization and the background and experience of the persons responsible for the day-to-day management of the Funds. The Board also considered the secondary market support provided by the Adviser to the Funds, including the Adviser’s efforts to educate investment professionals about the Funds and other funds sponsored by the Adviser. The Board reviewed financial information regarding the Adviser and its parent company and considered the parent company’s guaranty of the Adviser’s financial obligations under the Investment Advisory Agreements. The Board reviewed information on the return of the Funds compared to the return of their benchmark indices and broad market indices. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Fund’s return. The Board considered that each of the Funds was correlated to its underlying index and that the tracking error for each Fund was within a reasonable range noting the Adviser’s explanations for tracking error.

The Board reviewed and discussed the information provided by the Adviser on each Fund’s advisory fee and expense ratio, as compared to those of the Morningstar ETF peer funds provided by the Adviser. The Board reviewed the advisory fees for the Funds and noted that the Adviser had contractually agreed to waive the fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount. For the remainder of the Funds, the Board noted that each advisory fee was a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the respective Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board noted that the advisory fees were generally within the range of the Morningstar ETF peer funds provided by the Adviser and noted the unique nature of certain Funds making “peer” comparisons less relevant.

In conjunction with its review of fees, the Board also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreements, as well as the fees waived, for certain Funds and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Funds.

The Board considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered each Fund’s asset size, advisory fee structure, net expense ratio giving effect to any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Board considered the Adviser’s statement that, while it has experienced economies of scale as an organization through the introduction of new products, it is concurrently incurring new costs from increased staff and upgraded systems.

The Board considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser from serving as administrator provide it with additional revenue for the Funds without a unitary fee structure. The Board also noted the Adviser’s statement that it benefits from its association with the Funds by being able to offer investors a range of investment products.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements continue to be fair and reasonable and that the continuation of the Advisory Agreements is in the best interests of the Funds, taking into consideration the costs of services to be provided and profit realized, economies of scale and other benefits to the Adviser.

76 | Semiannual Report | November 30, 2010

Board Considerations Regarding Approval of
Advisory Agreement |

CLAYMORE EXCHANGE TRADED FUND TRUST (the “Trust”)

Guggenheim BulletShares 2011 Corporate Bond ETF
Guggenheim BulletShares 2012 Corporate Bond ETF
Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF

The Investment Advisory Agreement (“Advisory Agreement”) between Guggenheim Funds Investment Advisors, LLC (the “Adviser”) and the Trust on behalf of the above-named series (the “Funds”) was approved by the Board of Trustees, including the trustees who are not parties to such agreement or interested persons of any such party, on May 10, 2010. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the Funds, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for each Fund, the Adviser’s Form ADV, financial information regarding the Adviser, information describing the Adviser’s organization, the Adviser’s recent acquisition by subsidiaries of Guggenheim Partners, LLC and the background and experience of the persons who would be responsible for the management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Adviser. The Board also considered the services to be provided by the Adviser in its oversight of the Funds’ custodian, transfer agent and accounting agent, as well as the index licensor for the Funds, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon its review, the Board concluded that the Adviser was qualified to manage the Funds and to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Funds were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Funds as well as the proposed unitary fee structure for the Funds. The Board noted that because the Funds were newly organized and had no assets, the Adviser did not provide profitability information. However, based upon the proposed unitary fee structure for the Funds, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for each Fund as compared to those of peer groups of ETFs provided by the Adviser. With respect to each Fund, the Board noted the services to be provided by the Adviser for annual advisory fees of 0.24% based on each Fund’s average daily net assets. The Board considered that each advisory fee was proposed to be a unitary fee, pursuant to which the Adviser would assume all expenses of each Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board considered that each Fund’s proposed advisory fee was within range of those in its respective peer group of ETFs provided by the Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement.

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. Because the Funds were newly organized, the Board noted the Funds’ proposed unitary fees and determined to review economies of scale in the future when the Funds had attracted assets.

The Board considered benefits to be derived by the Adviser from its relationships with the Funds, including the benefits to the Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Fund.

Trust Information |

Board of Trustees Randall C. Barnes Roman Friedrich III, Chairman Robert B. Karn III Ronald A. Nyberg Ronald E. Toupin, Jr.
Officers
Kevin M. Robinson
Chief Executive Officer and
Chief Legal Officer

John Sullivan
Chief Accounting Officer,
Chief Financial Officer
and Treasurer

Bruce Saxon
Chief Compliance Officer

Elizabeth H. Hudson
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President

David A. Botset
Vice President

Investment Adviser
Guggenheim Funds Investment
Advisors, LLC
(Formerly known as Claymore
Advisors, LLC)
Lisle, IL

Investment Subadviser
(UBD and ULQ)
Mellon Capital Management
Corporation
San Francisco, CA

Distributor
Guggenheim Funds Distributors,
Inc. (Formerly known as Claymore
Securities, Inc.)
Lisle, IL

Administrator
Guggenheim Funds Investment
Advisors, LLC
(Formerly known as Claymore
Advisors, LLC)
Lisle, IL

Accounting Agent, Custodian
and Transfer Agent
The Bank of New York Mellon
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 949-3837, by visiting Guggenheim’s website at www.guggenheimfunds.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim’s website at www.guggenheimfunds.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | November 30, 2010 | 79

About the Trust Adviser |

Guggenheim Fund Investment Advisors, LLC
Guggenheim Fund Investment Advisors, LLC (“Guggenheim Funds”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Guggenheim Fund Investment Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Guggenheim Funds and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. Guggenheim Funds is a wholly-owned subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $100 billion in assets under supervision. Guggenheim Partners, through its affiliates, provides investment management, investment advisory, insurance investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig has managed each Fund’s portfolio since its inception, and Mr. Kanuri has managed each Fund’s portfolio since May 2010. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company currently consisting of 25 separate exchange-traded “index funds” as of November 30, 2010. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, Inc.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC	NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE
(01/11)

CETFT-001-SAR-1110

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3)   Not Applicable.

(b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:        /s/ Kevin M. Robinson

Name:   Kevin M. Robinson

Title:     Chief Executive Officer and Chief Legal Officer

Date:     February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Name:  /s/ Kevin M. Robinson

Title:    Chief Executive Officer and Chief Legal Officer

Date:     February 4, 2011

By:        /s/ John Sullivan

Name:   John Sullivan

Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     February 4, 2011